As filed with the Securities and Exchange Commission on June 28, 2019
Securities Act File No. 333 -223417
Investment Company Act File No. 811- 23331

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[✓]
Pre-Effective Amendment No. 2	[✓]
Post-Effective Amendment No.	[ ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[✓]

Amendment No. 2	[✓]

SCS INSURANCE OPPORTUNITIES FUND
(Exact Name of Registrant as Specified in Charter)

38 South Potomac Street, Suite 203
Hagerstown, Maryland 21740
(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, including Area Code: 301-665-9038
The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies of all communications to:

Joseph M. Lucosky, Esq. Steven A. Lipstein, Esq. Lucosky Brookman LLP 101 Wood Avenue South, 5th Floor Woodbridge, New Jersey 08830 Telephone: (732) 395-4400 Facsimile: (732) 395-4401	David E. Danovitch, Esq. John H. Riley, Esq. Sullivan & Worcester LLP 1633 Broadway New York, New York 10019 Telephone: (212) 660-3000 Facsimile: (212) 660-3001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.

It is proposed that this filing will become effective (check appropriate box): ¨ ☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Shares of Beneficial Interest	[●] Shares	[●]	$1,000,000	$124.50 (2)

_____________________
(1) Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.
(2) Previously paid.
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Subject to Completion
Preliminary Prospectus, dated June 28, 2019
The information in this prospectus is not complete and may be changed.   These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.   This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PROSPECTUS
SCS INSURANCE OPPORTUNITIES FUND
Common Shares of Beneficial Interest
____________
SCS Insurance Opportunities Fund (the "Fund") is a newly   organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.  Sentinel Capital Solutions, Inc. will serve as the Fund's investment adviser (the "Advisor").

The Fund's investment objective is to seek capital appreciation while providing a small to moderate level of current income.  The Fund will seek to make quarterly distributions, however, distributions will only be paid if the yield from certain of the Fund's investments (guaranteed interval payments and debt securities only) is larger than expenses. The Fund pursues its investment objective by investing, through brokers, primarily in a combination of life insurance policy assets and certain guaranteed interval payments.  The guaranteed interval payments which the Fund plans to pursue include annuities, lottery payments, and structured settlements.     There is no assurance that the Fund will achieve its investment objective.

This Prospectus (the "Prospectus") sets forth concisely the information about the Fund that you should know before deciding whether to invest in the Fund's shares, and you should retain this Prospectus for future reference.     A Statement of Additional Information, dated [●], 2019 (the "SAI"), and other materials containing additional information about the Fund, have been filed with the Securities and Exchange Commission (the " SEC ").   The SAI is incorporated by reference in its entirety into this Prospectus, which means it is considered to be part of this Prospectus.     You may request a free copy of the SAI, the table of contents of which is on page [●] of this Prospectus, and other information filed with the SEC, by calling [toll free] [●] or by writing to the Fund c/o [●].     The Fund will file annual and semi-annual shareholder reports and other information with the SEC.     To obtain this information or the Fund's SAI electronically, please visit the Fund's web site (www. [●].com) or call toll free [●].     You may also call this number to request additional information or to make other inquiries pertaining to the Fund.   You may also obtain a copy of any information regarding the Fund filed with the SEC from the SEC's web site (http://www.sec.gov).
Because the Fund is newly organized, the shares of the Fund's common shares of beneficial interest ("Shares") have no history of public trading. Common stock of closed-end funds frequently trades at prices lower than net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their Shares in a relatively short period after the completion of this initial public offering. It is expected that the Shares will be approved for listing on the New York Stock Exchange, subject to notice of issuance. The trading or ticker symbol of the Shares is expected to be "SIO."

An investment in our Shares involves a high degree of risk including risks related to the following:

•	Investments in Life Insurance Policy Assets and guaranteed interval payments are highly speculative;
•	Life Insurance Policy Assets and guaranteed interval payments are illiquid and cannot be readily sold;
•	There is no readily available market for the Fund's primary investments. Therefore, the calculation of the Fund's net asset value involves many assumptions and could be wrong;
•
Investing in Life Insurance Policy Assets and guaranteed interval payments involves risks that the Fund may not be able to collect on the insurance policy and the insured may live longer than anticipated; and

•	The amount of distributions that the Fund may pay, if any, is uncertain.

We are subject to a number of additional risks which you should be aware of before you buy our Shares in this offering. These risks are discussed more fully in the section entitled " Risk Factors " beginning on page [   ].
Price to Public(1)	Offering Expenses	Sales Load	Structuring Fee	Proceeds to the Fund(2)
Per Share	$[●]	$[●]	$[●]	$[●]
Total	$[●]	$[●]	$[●]	$[●]
Total assuming full exercise of the over-allotment option(1)	$[●]	$[●]	$[●]	$[●]

(1) The Fund has granted the Underwriters an option to purchase up to an additional [●] Shares at the public offering price, less the sales load, within 45 days of the date of this Prospectus solely to cover over-allotments, if any. See " Underwriting ."

(2) Organizational are not expected to exceed $[●] and will be borne by the Advisor.     The net proceeds to the Fund after the imposition of the sales load and structuring fee and payment of the estimated offering expenses of $[●] would be approximately $[●].

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.     Any representation to the contrary is a criminal offense.
The underwriters expect to deliver the common shares to purchasers on or about [●], 2019 .

____________
Network 1 Financial Securities, Inc.

Prospectus dated [●], 2019.

Securities Offered.  The Fund is offering to sell, under the terms of this Prospectus, up to [●] Shares with an aggregate offering price of $[●] through a group of underwriters led by Network 1 Financial Securities, Inc. (the " Underwriters ") on a firm commitment basis.  The Fund has granted the Underwriters an option to purchase up to an additional [●] Shares at the public offering price, less the sales load, within 45 days of the date of this Prospectus solely to cover over-allotments, if any. See " Underwriting ."
Investment Adviser.     Sentinel Capital Solutions, Inc., (the " Advisor ") serves as the Fund's investment adviser.     The Advisor is a Maryland corporation located at 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740.     For additional information regarding the Advisor, see " Management of the Fund " herein.
Investment Portfolio.     The Fund's investment portfolio will be comprised primarily of a combination of life insurance policy assets and certain guaranteed interval payments.  The guaranteed interval payments which the Fund plans to pursue include annuities, lottery payments, and structured settlements.   Because the Fund will be required to make ongoing premium payments for the life insurance policy assets it purchases, and the Fund will incur operating and other expenses, the Fund will endeavor to maintain liquid assets sufficient to meet estimated future premium and expense payments.  Life insurance policy premiums are not Fund expenses; rather, they are the cost of the investment (along with the cost of buying the policy). Accordingly, up to 9.9% of the Fund's net assets may, as determined by the Advisor in its discretion, be comprised of debt securities (which securities may include high-yield aka " junk " bonds) with a minimum yield of 8% and a life expectancy of less than ten (10) years.
Management Fees.     The Fund will pay the Advisor an annual investment management fee of 1.00% of the Fund's average daily net assets.

You should rely only on the information contained or incorporated by reference in this Prospectus.     The Fund has not authorized anyone to provide you with different or inconsistent information.     The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.     The information contained in this Prospectus is accurate only as of the date of this Prospectus.     The Fund will amend this Prospectus if, during the period this Prospectus is required to be delivered, there are any material changes to the facts stated in this Prospectus subsequent to the date of this Prospectus.

TABLE OF CONTENTS

PROSPECTUS SUMMARY	2
SUMMARY OF FUND EXPENSES	10
THE FUND	11
USE OF PROCEEDS	11
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	12
RISK FACTORS	19
FUND PERFORMANCE	27
MANAGEMENT OF THE FUND	27
FEES AND EXPENSES	29
DESCRIPTION OF CAPITAL STRUCTURE	30
DETERMINATION OF NET ASSET VALUE	31
REPORTS TO SHAREHOLDERS	35
DISTRIBUTIONS AND TAXES	35
UNDERWRITING	38
LEGAL COUNSEL	41
ADDITIONAL INFORMATION	41
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	42
PRIVACY NOTICE	43

PROSPECTUS SUMMARY
In making an investment decision, an investor must rely upon the investor's own examination of SCS Insurance Opportunities Fund (the "Fund") and the terms of the offering (the "Offering"), including the merits and risks involved in acquiring common shares of beneficial interest ("Shares") in the Fund. This is only a summary of information to consider before investing and this summary is qualified in its entirety by the more detailed information that follows elsewhere in this prospectus (the "Prospectus").     An investor should review the entire Prospectus and Statement of Additional Information ("SAI"), available upon request, before making a decision to purchase Shares of the Fund.
The Fund	The Fund is a newly organized Delaware statutory trust that is registered under the 1940 Act, as a non-diversified, closed-end management investment company.
The Offering
The Fund is offering to sell, under the terms of this Prospectus, up to [●] Shares with an aggregate offering price of $[●] through a group of underwriters led by Network 1 Financial Securities, Inc. (the " Underwriters ") on a firm commitment basis.  The Fund has granted the Underwriters an option to purchase up to an additional [●] Shares at the public offering price, less the sales load, within 45 days of the date of this Prospectus solely to cover over-allotments, if any.

You must purchase at least [●] Shares in the Offering ($[●]). This stated minimum may be reduced for certain investors.  The Advisor (as defined below) has agreed to bear (i) all organizational expenses of the Fund, and (ii) such offering expenses of the Fund (other than the sales load and structuring fee) that exceed 0.5% of the aggregate offering price of the Shares.  The aggregate offering expenses (other than the sales load and structuring fee) to be incurred by the Fund currently are estimated to be $[●].   Proceeds to the Fund are calculated after expenses paid by the Fund.

See "Underwriting" herein.

Investment Adviser and Portfolio Manager
The Fund's investment adviser is Sentinel Capital Solutions, Inc. (the " Advisor "), a Maryland corporation that is registered as an investment adviser with the Securities and Exchange Commission (the " SEC ").   Cort Meinelschmidt, the Chief Executive Officer and Chief Investment Officer of the Advisor is the President, Treasurer, and Portfolio Manager of the Fund.  The Advisor will be responsible for the day-to-day management of the Fund's assets.   The Advisor is entitled to an annual investment advisory fee of 1.00% of the Fund's average daily net assets.

Investment Objective
The Fund's investment objective is to seek capital appreciation while providing a small to moderate level of current income. There is no assurance that the Fund will achieve its investment objective. The Fund will seek to make quarterly distributions, however, distributions will only be paid if the yield from certain of the Fund's investments (guaranteed interval payments and debt securities only) is larger than expenses. The Fund will seek capital appreciation via its ownership of life insurance policy assets (the right to collect on a life insurance policy upon the death of the insured). Such assets have a lower cost when sold by the insured at a younger age. By way of example only, a 70-year-old insured with a life expectancy of 80 who sells their life insurance policy will sell it for a lower price than if they are 75 years-old. This is due to the buyer expecting to pay the policy's premiums for a shorter period of time if the person is closer to their life expectancy age. The increase in potential sales price of a life insurance policy asset prior to the insured reaching their life expectancy age will be reflected as a gain in the asset value of the Fund's life insurance policy assets on the books and records of the Fund. The increase in potential sales price of a life insurance policy asset is reflected as a gain because the Fund expects to receive the death benefit sooner as the person gets closer to their life expectancy age. In addition, the Fund may realize capital appreciation via its ownership of debt securities.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company (" RIC ") under subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies as a RIC, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a combination of life insurance policy assets ("Life Insurance Policy Assets") and certain guaranteed interval payments (" Guaranteed Interval Payments" and together with Life Insurance Policy Assets, collectively, "Future Payment Assets").  The Guaranteed Interval Payments which the Fund plans to pursue include annuities ("Annuities"), lottery payments ("Lottery Payments"), and structured settlements ("Structured Settlements").  The Guaranteed Interval Payments will be secured by either insurance companies, in the instances of Annuities and Structured Settlements, or state/local governments for Lottery Payments.

The Fund has a fundamental policy that it will ordinarily invest at least 80% of its assets, including borrowings for investment purposes, in " insurance related investments ." This term refers to the Life Insurance Policy Assets (whose payments are made by insurance companies) and the Annuities and Structured Settlements (whose payments are secured by insurance companies).

All purchases of Future Payment Assets will be conducted through a broker and no purchase will be made directly from the individual or entity initially holding the Future Payment Asset.  The Fund will purchase complete ownership interests in the Life Insurance Policy Assets in which it invests , however, the Fund may   purchase partial ownership interests in  Guaranteed Interval Payments when the Advisor believes that such a purchase is appropriate. Up to 20% of the Fund’s assets may be invested in Life Insurance Policy Assets issued by one life insurance company.

Because the Fund will be required to cover the costs of purchasing, financing, and servicing the Future Payment Assets, as well as operating and other expenses, the Fund will endeavor to maintain liquid assets sufficient to meet estimated future premium and expense payments.  Life insurance policy premiums are not Fund expenses; rather, they are the cost of the investment (along with the cost of buying the policy). Accordingly, 9.9% of the Fund's net assets may, as determined by the Advisor in its discretion, be comprised of debt securities (which securities may include high   yield aka " junk " bonds) with a minimum yield of 8% and a maturity of less than ten (10) years.  The Fund will not invest in debt securities of foreign issuers. All permissible debt securities investments, taken together, including cash and shares of money market funds (which are treated as having a maturity of one day), shall have a weighted average remaining life expectancy of six years or less.

Symbol	The Fund will apply to have the Shares listed on the New York Stock Exchange ("NYSE") under the ticker symbol "SIO." No assurance can be given that the Fund's application will be approved.
Leverage
Generally, leverage involves the use of borrowed funds to seek to increase a fund's potential returns. To seek to increase the yield on Fund shares, the Fund may, from time to time, use leverage through borrowings (and not through the issuance of debt securities or reverse repurchase agreements), though the use of leverage is not expected to constitute a principal investment strategy of the Fund.  The timing and terms of leverage will be determined by the Board in consultation with the Advisor. The maximum amount the Fund may leverage is 33.33% of its total assets (including the proceeds of the borrowings), less all liabilities other than borrowings.

The Fund will not borrow any money in the first twelve (12) months of its operations.

Preferred Shares
Although the Fund is authorized to issue an unlimited number of shares of beneficial interest in one or more series with some of these series having rights and preferences senior to the Shares, the Fund does not anticipate issuing any such preferred series of shares at any point.

Borrowing
Under the 1940 Act, the Fund may borrow an amount equal to up to 33.33% of its total assets (including the proceeds of the borrowings), less all liabilities other than borrowings, for investment purposes, and for liquidity purposes.  The Fund's obligation to holders of its debt will be senior to its ability to pay dividends on Shares, or to pay holders of Shares in the event of the Fund's liquidation. The Fund does not plan to engage in repurchases of Shares. The Fund will not borrow any money in the first twelve (12) months of its operations.

Management of the Fund
The Fund's board of trustees (the "Board") has overall responsibility for the management and supervision of the Fund's operations.  The Board has delegated responsibility for management of the Fund's day-to-day operations to the Advisor.  See "Management of the Fund" herein.

Investor Suitability
An investment in the Fund involves a considerable amount of risk.  It is possible that you will lose money.  An investment in the Fund is suitable only for investors who can bear the risks associated with the Shares and should be viewed as a long-term investment.  Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Risk Consideration
Risk is inherent in all investing. Investing in any security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment.  Therefore, before investing in the Shares, you should consider the following risks as well as the other information in this Prospectus and the SAI.  See "Risks" below for more information about risk.

Risks related to investing in the Fund:

The following risks apply specifically to investments in the Fund.

No operating history.   The Fund is a new closed-end investment company with no history of operations.  It is designed for long-term investors and not as a trading vehicle.  During the Fund's start-up period, the Fund may not achieve its desired portfolio composition.  If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

Preferred Shares
Although the Fund is authorized to issue an unlimited number of shares of beneficial interest in one or more series with some of these series having rights and preferences senior to the Shares, the Fund does not anticipate issuing any such preferred series of shares at any point.

Management risk.  The Fund depends on the diligence, skill and business contacts of the investment professionals of the Advisor to achieve the Fund's investment objective.  In particular, the Advisor is dependent upon the expertise of its portfolio management team to implement the Fund's strategies. Prior to rendering investment services to the Fund, the Advisor has managed one investment company registered under the 1940 Act for a period of five years and has not previously purchased multiple Life Insurance Policy Assets. If the Advisor were to lose the services of one or more key individuals, including members of their portfolio management team, the Advisor may not be able to hire qualified replacements or may require an extended time to do so. This could prevent the Fund from achieving its investment objective and could have an adverse effect on an investment in the Fund.

Future Payment Assets risk.  The primary risk and determinant of return on investments in Future Payment Assets is time.  The Fund will not receive a cash return on investments until the Future Payment Assets in which it owns interests have matured (that is to say in the instance of a Life Insurance Policy Asset, the insured has died and the insurer has paid out the death benefit), or in the instance of a Guaranteed Interval Payment, until such time as the interval payment is paid out.  While Guaranteed Interval Payments may be predictable and known upon purchase, payments on Life Insurance Policy Assets are affected by the length of time the insured lives.  The longer the insured lives, the lower the rate of return on the related life settlement policy will be.

Interest rate risk .    An increase in interest rates will result in a decrease in the Fund's assets and net asset value (the "NAV"). The Advisor may seek to adjust the duration or maturity of the Fund's fixed-income holdings based on its assessment of current and projected market conditions and all other factors that the Advisor deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Specifically, duration measures the anticipated percentage change in the Fund's NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%.

In addition, if interest rates fall, the Annuities and Structured Settlements available for purchase by the Fund could offer a lower yield.

NAV.  Common stock of closed-end funds frequently trades at prices lower than net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their Shares in a relatively short period after the completion of this initial public offering.

Valuation Risk.  There is typically not a readily available market value for Life Insurance Policy Assets and Guaranteed Interval Payments. The Fund values its investments in accordance with valuation guidelines adopted by Advisor in consultation with the Valuation Committee, that the Advisor, in good faith, believes are designed to accurately reflect the fair value of securities valued in accordance with such guidelines. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's Life Insurance Policy Assets and Guaranteed Interval Payments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts the Fund may realize from such investments. The Fund's NAV could be adversely affected if the Fund's determinations regarding the fair value of the Life Insurance Policy Assets and Guaranteed Interval Payments were materially higher than the values that the Fund ultimately realizes from the returns of such investments.

Industry Risk. The Fund will attempt to maintain a portfolio comprised of approximately 40% Life Insurance Policy Assets and 60% Guaranteed Interval Payments As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that had securities representing a broader range of investment alternatives. The return on a Life Insurance Policy Asset may vary substantially from the expected rate of return based upon the actual life expectancy of the insured, which may be less than, equal to, or greater than the estimated life expectancy. Pursuant to our Fundamental Concentration Policy, up to 20% of the Fund’s assets may be invested in Life Insurance Policy Assets issued by one life insurance company. The aggregate returns we realize may be significantly adversely affected if any one insurance company from whom we purchase a significant percentage of Life Insurance Policy Assets goes out of business. As a result, an investment in the Fund presents greater risk to you than an investment in a diversified investment company.

Specific risks related to Life Insurance Policy Assets:

The Fund expects to invest a large portion of its assets in Life Insurance Policy Assets.  The following risks apply specifically to investments in Life Insurance Policy Assets.

Rate of return risks.  The rate of return on a Life Insurance Policy Asset cannot be calculated before the insured dies.  The longer the insured lives, the lower the rate of return on the related Life Insurance Policy Asset will be

Life expectancy predictions are highly uncertain and will be based on the average of the pool of life insurance policy assets.   The Advisor will obtain estimated life expectancies for each insured from actuarial data, and the prediction of life expectancy for each insured is highly uncertain.  Independent life evaluation expectancy firms will not review the actuarial data in determining life expectancy.

Specific Risks Related to Guaranteed Interval Payments:

The Fund expects to invest in Guaranteed Interval Payment Settlements. These Guaranteed Interval Payment Settlements include Annuities, Lottery Payments, and Structured Settlements.  The following risks apply specifically to investments in Guaranteed Interval Payments.

Structured Settlements and Annuity risk. Risks of investing in Structured Settlements include the potential regulation that could stem from the Dodd Frank Act, state regulation and/or any other change in statutory or case law which may limit or restrict the ability of the Fund's structured settlement business to: make investments; the effectiveness of the Fund's marketing programs; and the Fund's ability to buy Structured Settlements.  Competition in the marketplace could drive up the purchase price of Structured Settlement s and Annuities.

Specific Risks Related to Debt Securities:

In order to maintain the liquidity required to cover the costs of purchasing, financing, and servicing the Future Payment Assets, as well as operating and other expenses, the Fund will endeavor to maintain liquid assets sufficient to meet estimated future premium and expense payments.  Life insurance policy premiums are not Fund expenses; rather, they are the cost of the investment (along with the cost of buying the policy). Accordingly, 9.9% of the Fund's net assets may, as determined by the Advisor in its discretion, be comprised of debt securities (which securities may include high yield aka "junk" bonds) with a minimum yield of 8% and a maturity of less than ten (10) years.  The Fund will not invest in debt securities of foreign issuers. The following risks apply specifically to investments in debt securities.

Liquidity risks.   The Fund may invest in fixed income securities with any credit rating, including "junk bonds."  Trading opportunities are more limited for fixed income securities that have not received any credit rating, have received ratings below investment grade or are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time.

SUMMARY OF FUND EXPENSES
The following table shows estimated Fund expenses as a percentage of net assets attributable to Shares.  The purpose of the following table and the example below is to help you understand the fees and expenses that you, as a shareholder, would bear directly or indirectly.  Shareholders should understand that some of the percentages indicated in the tables below are estimates and may vary. The expenses shown in the table and related footnotes are based on estimated amounts for the Fund's ﬁrst year of operations and assume that the Fund issues [●] Shares.
Shareholder Transaction Expenses

Sales Load[1] (as a percentage of offering price)	4. 50%
Structuring Fee[1] (as a percentage of offering price)	1. 50%
Offering Expenses Borne by Shareholders of the Fund2	$225,000
Annual Expenses
(as a percentage of net assets attributable to Fund shares)

Management Fees	1.00%
Other Expenses3	0.48%
Total Annual Expenses	1.48%

1.	Initial and additional investments are subject to a sales load assessed at a rate of 4.5% and a structuring fee of 1.5%. See "Underwriting" herein.
2.
The Advisor has agreed to bear (a) all organizational expenses of the Fund and (b) such offering expenses of the Fund (other than the sales load and structuring fee) that exceed 0.5% of the aggregate offering price of the Shares. The dollar figure shown above does not reflect the sales load and structuring fee.

3.
"Other Expenses" are estimated, based on net assets of the Fund of $[●] and on estimated amounts for the Fund's first full year. Such expenses include expenses associated with shareholder servicing and administration and accounting fees. The Fund can cancel any of the Life Insurance Policy Assets at any time with no further premium payments due or other costs (e.g., cancellation penalties)

The purpose of the above table is to help Fund shareholders understand the fees and expenses that a shareholder would bear directly or indirectly.
Example.    The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Fund shares.     It assumes a sales load of 4.50%, a structuring fee of 1.50%, that your investment has a 5.00% return each year, that all Fund distributions are reinvested, and that the estimated "Other Expenses" set forth in the Fund Expenses table above remain the same each year:

1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.00% annual return, a sales load of 4.5%, and a structuring fee of 1.5%, that all Fund distributions are reinvested, and that the estimated "Other Expenses" set forth in the Fund Expenses table above remain the same each year:
$ 75.00	$105. 00	$138. 00	$230. 00

The example should not be considered a representation of actual future expenses.     Actual expenses may be greater or less than those shown in the example.
THE FUND
The Fund is registered under the 1940 Act as a non-diversified, closed-end management investment company.     The Fund was organized as a Delaware statutory trust on February 15, 2018 and has no operating history.     The Fund's principal office is located at 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740.     The Advisor is a Maryland corporation that is registered as an investment adviser with the SEC and that will serve as the investment adviser of the Fund.     Cort Meinelschmidt, the Chief Executive Officer and Chief Investment Officer of the Advisor, will serve as the Fund's President, Treasurer, and Portfolio Manager.     Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve on the Board.
USE OF PROCEEDS
The proceeds of the Offering, excluding the amount of any sales load and structuring fee paid by shareholders and net of the Fund's ongoing fees and expenses, will be invested in accordance with the Fund's investment strategies within six months after the offering amount of $[●] is sold. The Fund expects it will be unable to fully invest the net proceeds within the first six months after the closing of the Offering as there is uncertainty about the quality of Life Insurance Policy Assets that will be available following the closing of the Offering.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective
The Fund's investment objective is to seek capital appreciation while providing a small to moderate level of current income. No assurances can be given that the Fund will achieve its investment objective or that shareholders will not lose money. The Fund will seek to make quarterly distributions, however, distributions will only be paid if the yield from certain of the Fund's investments (guaranteed interval payments and debt securities only) is larger than expenses. The Fund will seek capital appreciation via its ownership of life insurance policy assets (the right to collect on a life insurance policy upon the death of the insured). Such assets have a lower cost when sold by the insured at a younger age. By way of example only, a 70-year-old insured with a life expectancy of 80 who sells their life insurance policy will sell it for a lower price than if they are 75 years-old. This is due to the buyer expecting to pay the policy's premiums for a shorter period of time if the person is closer to their life expectancy age. The increase in potential sales price of a life insurance policy asset prior to the insured reaching their life expectancy age will be reflected as a gain in the asset value of the Fund's life insurance policy assets on the books and records of the Fund. The increase in potential sales price of a life insurance policy asset is reflected as a gain because the Fund expects to receive the death benefit sooner as the person gets closer to their life expectancy age. In addition, the Fund may realize capital appreciation via its ownership of debt securities. The guaranteed interval payment assets could provide capital appreciation if the discount rate used in the present value of annuity formula decreases.  The guaranteed interval payment assets could depreciate if the discount rate used in the present value of annuity formula increases. The guaranteed interval payment assets appreciating, however, is not an investment objective of the Fund. Rather , the Fund will seek to pay out quarterly distributions via the payments it receives from the guaranteed interval payment assets as well as the yield of its debt securities.
The Fund's investment objective is fundamental and may not be changed without the approval of shareholders.     However, except as otherwise stated in this Prospectus or in the SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board without a vote of shareholders. The Fund may change any investment policy or strategy that is not fundamental if the Board believes doing so would be consistent with the Fund's investment objective. The Fund's principal investment strategies are discussed below. The Fund's fundamental investment policies and restrictions are set forth in the SAI.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a combination of life insurance policy assets ("Life Insurance Policy Assets") and certain guaranteed interval payments ("Guaranteed Interval Payments" and together with Life Insurance Policy Assets, collectively, "Future Payment Assets").  The Guaranteed Interval Payments which the Fund plans to pursue, include annuities ("Annuities"), lottery payments ("Lottery Payments"), and structured settlements ("Structured Settlements ").  The Guaranteed Interval Payments will be secured by either insurance companies, in the instances of Annuities and Structured Settlements, or state/local governments for Lottery Payments.  The Fund will attempt to maintain a portfolio comprised of approximately 40 % Life Insurance Policy Assets and 60 % Guaranteed Interval Payments.

The Fund has a fundamental policy that it will ordinarily invest at least 80% of its assets, including borrowings for investment purposes, in " insurance related investments ." This term refers to the Life Insurance Policy Assets (whose payments are made by insurance companies) and the Annuities and Structured Settlements (whose payments are secured by insurance companies).
All purchases of Future Payment Assets will be conducted through a broker and no purchases will be made directly from the individual or entity initially holding the Future Payment Asset.  The Fund will purchase complete ownership interests in the Life Insurance Policy Assets in which it invests, however, the Fund may purchase partial ownership interests in Guaranteed Interval Payments when the Advisor believes that such a purchase is appropriate. Up to 20% of the Fund’s assets may be invested in Life Insurance Policy Assets issued by one life insurance company.
The Advisor seeks to utilize the relatively predictable revenue generated from Guaranteed Interval Payments to cover the costs associated with purchasing and maintaining Life Insurance Policy Assets, chiefly the costs of life insurance premiums.    Life insurance policy premiums are not Fund expenses; rather, they are the cost of the investment (along with the cost of buying the policy). The revenue generated from Guaranteed Interval Payments will also assist to cover general operating expenses of the Fund.  The Advisor anticipates the return on investment for Life Insurance Policy Assets to be greater than Guaranteed Interval Payments. The Fund can cancel any of the Life Insurance Policy Assets at any time with no further premium payments due or other costs (e.g., cancellation penalties).
Because the Fund will be required to cover the costs of purchasing, financing, and servicing the Future Payment Assets, as well as operating and other expenses, the Fund will endeavor to maintain liquid assets sufficient to meet estimated future premium and expense payments.  Life insurance policy premiums are not Fund expenses; rather, they are the cost of the investment (along with the cost of buying the policy). Accordingly, 9.9% of the Fund's net assets may, as determined by the Advisor in its discretion, be comprised of debt securities (which securities may include high   yield aka " junk " bonds) with a minimum yield of 8% and a maturity of less than ten (10) years.   The Fund will not invest in debt securities of foreign issuers. All permissible debt securities investments, taken together, including cash and shares of money market funds (which are treated as having a maturity of one day), shall have a weighted average remaining maturity of six years or less.
Life Insurance Policy Assets.  A "Life Insurance Policy Asset" is the beneficial interest in a life insurance policy - the right to collect on a policy upon the death of the insured.  Life Insurance Policy Assets may be sold by the insured.  The insured transfers their life insurance policy at a discount to its face value (i.e., the payment amount set forth in the policy that is payable on the death of the insured or upon maturity of the policy) in return for an immediate cash settlement greater than the surrender value of the policy.     The purchaser of the Life Insurance Policy Asset is then responsible for premiums payable on the policy and will be entitled to receive the full - face value from the insurance company upon maturation (i.e., upon the death of the insured).

The Fund will not purchase any Life Insurance Policy Assets directly from an insured and as a result the Fund will not need to employ any licensed insurance brokers.  Rather, the Fund will purchase all Life Insurance Policy Assets from brokers who first purchase the Life Insurance Policy Assets from an insured, or other source, and who are licensed in each state by such state's insurance regulator. The Fund anticipates it will buy Life Insurance Policy Assets from three brokers. There are no business relationships or other connections between the Fund and these three brokers. The Fund will pay commissions to the brokers that will typically be 20% of the purchase price. These commissions will be capitalized as a spread in the purchase price. Though the Fund is not purchasing Life Insurance Policy Assets directly from individuals, the Fund may review each individual policy presented to the Fund by brokers.    The Fund will   purchase complete ownership interests in the  Life Insurance Policy Assets in which it invests, however, the Fund may   purchase partial ownership interests in Guaranteed Interval Payments when the Advisor believes that such a purchase is appropriate.  The Fund will only purchase individual Life Insurance Policy Assets and will not purchase assets associated with group insurance policies. Up to 20% of the Fund’s assets may be invested in Life Insurance Policy Assets issued by one life insurance company.
It is impossible to predict with a high level of accuracy the value of any individual Life Insurance Policy Asset.  Because an individual may live longer or shorter lives than predicted, the value of their Life Insurance Policy Asset is uncertain.  The Fund plans to mitigate against such uncertainty by maintaining a large pool of Life Insurance Policy Assets.  The Advisor believes that the larger the portfolio of Life Insurance Policy Assets it owns, the greater the likelihood that it will achieve its expected results. It is common practice for rating agencies generally to suggest that portfolios of life insurance policies be diversified enough to achieve actuarial stability in receiving expected cash flows from underlying mortalities. For instance, in a study published in 2016, A.M. Best concluded that at least 300 life insurance policies are necessary to "produce more stable cash flows."  A.M. Best also notes that the concentration of a fund in any one Life Insurance Policy Asset should not exceed 3.33% of the face value of the fund's pool of Life Insurance Policy Assets. The Fund will hold at least 300 life insurance policies following the initial six (6) to twelve (12) months of the Fund’s operations during which time it will be investing the net proceeds of the offering. No one Life Insurance Policy Asset will exceed 3.33% of the face value of the Fund's pool of Life Insurance Policy Assets.
The Advisor will determine the value of a Life Insurance Policy Asset, based upon a proprietary formula (the "Formula") factoring in, among other considerations, the insured's age and gender, and in turn will choose whether to purchase such Life Insurance Policy Asset.  The Formula is a new methodology for valuing Life Insurance Policy Assets and has not previously been employed by the Advisor. The Formula relies upon the "United States Life Tables," published by the Centers for Disease Control and Prevention (the "CDC"). Each year, the CDC publishes Life Tables (referred to herein as the " CDC Life Tables ") based on data from approximately 2.5 to 4 years prior to publication. For example, the 2014 Life Tables were published in August 2017. The Advisor will mostly purchase Life Insurance Policy Assets associated with individuals at least seventy (70) years old, with the exception of viatical settlements.  Viatical settlements are life insurance policies that insure the life of a person who has a catastrophic or life-threatening illness or condition. The Advisor will not be purchasing viatical settlements.

A valuation committee (the "Valuation Committee") will be utilized to examine and modify the Formula, as the Valuation Committee believes necessary.  The Valuation Committee is comprised of Mr. Cort Meinelschmidt, as the President, Treasurer, and Portfolio Manager of the Fund, Mr. Daniel J. O'Connor, Mr. Donald Deans, and Mr. Austin Barnes, the three independent trustees.  Mr. Robert Meschi will act as an independent consultant to the Valuation Committee. Mr. Meschi will not have a day-to-day role with the Fund. The Valuation Committee will meet every quarter to reevaluate the Formula and make any updates needed. These updates may include updating the life expectancy charts utilized in the Formula as the Valuation Committee believes necessary. Although the Formula will be used, the Board is ultimately responsible for the valuation of the Fund’s assets .
As additional effort to mitigate risk to the investor, the Advisor will also set aside an amount of cash and high - grade debt instruments to pay the anticipated future policy premium liabilities of the policies through their estimated life expectancies.     For a full discussion of these investments, see the discussion regarding "Permissible Debt Securities," below.     It is the objective of the Advisor to receive income upon the maturity of these investments to provide liquidity to the Fund to meet estimated future premium liabilities, and costs associated with the management of the Fund. Life insurance policy premiums are not Fund expenses; rather, they are the cost of the investment (along with the cost of buying the policy ). The Fund can cancel any of the Life Insurance Policy Assets at any time with no further premium payments due or other costs (e.g., cancellation penalties ).
The returns from Life Insurance Policy Assets are generally not correlated with other investment markets and, as a result, the Advisor believes Life Insurance Policy Assets are an attractive investment option. The Advisor also believes that the size of the market for Life Insurance Policy Assets has the potential to increase in future years.
The Fund's portfolio of Life Insurance Policy Assets will have a weighted average life expectancy of six years or less.  The " weighted average " means that the Fund does not look to estimated life expectancies for each insured but rather actuarial data for the overall pool of Life Insurance Policy Assets based on the CDC Life Tables and the A.M. Best study that concluded that at least 300 life insurance policies are necessary to "produce more stable cash flows ." This is a time-of-purchase calculation and changes to life expectancy estimates, situations when the insured dies prior to the life expectancy date, sales by the Fund of existing shorter-duration policies, or other non-purchase events, which may change the weighted average life expectancy , will not cause the Fund to violate this provision or require the Fund to sell any policy.

The phases of a Life Insurance Policy Asset transaction are as follows: the Fund will buy the asset from a broker, fill out documentation as the policy's new owner and new beneficiary, and then will send the documentation to the issuing insurance company who will then issue the new policy to the Fund's custodian. The custodian will hold the physical policy. Once the insured passes away, the insurance company will pay the death benefit to the Fund and the custodian will destroy the policy.
Lottery Payments.  State-run lotteries often provide winners with the option to receive an immediate lump sum payment, or a greater total amount paid over an extended period of time.  Individuals receiving lottery payments over time may wish to assign their future payments in return for a lump payment.  The Fund intends to purchase the rights to receive the future payments ("Payment Rights") in exchange for an immediate payment equal to less than the aggregate of future payments.  The Advisor will determine the value of Payment Rights by considering, among other factors, the duration of future payments and the sources of the future payments. Based upon its valuation of Payment Rights, the Advisor will determine whether to purchase various Payment Rights.
Structured Settlements and Annuities.   A structured settlement is a legal settlement paid out over time (rather than in a lump sum) by an insurance company in connection with civil litigation, usually through an annuity. The annuity is purchased via the payment of a lump sum by the defendant or its insurer. The annuity is managed by an insurance company separate from the defendant's insurance company. The Fund may also purchase annuities unrelated to structured settlements issued to a beneficiary by a pension plan or purchased by a beneficiary. Structured settlements traditionally come in two forms: (1) a life contingent structured settlement is set up to make payments for the life of the person receiving the annuity; and (2) structured settlements with a period certain is set up to pay out for a fixed period regardless of whether the person receiving the annuity (i.e., the plaintiff in the litigation) is living. The plaintiff's beneficiaries or estate will receive the payments upon the plaintiff's death. The Fund anticipates it will purchase structured settlements from brokers. The Fund will record in its financial statements the guaranteed payment of a structured settlement and an annuity at fair value based upon the discount rate.  The discount rate will be determined based upon the weighted average of credit quality of the insurance companies who issue the structured settlements or annuities and weighted average of duration of the structured settlements and annuities. The Fund will seek to invest in structured settlements or annuities issued by insurance companies with a weighted average credit quality of investment grade or higher. The Valuation Committee will meet quarterly to adjust the discount rate and, if needed, the Valuation Committee will meet to adjust the discount rate between such quarterly meetings.  The Fund anticipates it will only purchase annuities or life contingent structured settlements if they have a period certain (by way of example only: the later of the date of death or 10 years from the settlement date). The Fund will then determine the value of the guaranteed payment of the annuity  via the current value of the future payment .

Permissible Debt Securities. Because the Fund will be required to make ongoing premium payments for the Life Insurance Policy Assets in which it invests and will incur operating and other expenses, the Fund will endeavor to maintain liquid assets sufficient to meet estimated future premium and expense payments. Life insurance policy premiums are not Fund expenses; rather, they are the cost of the investment (along with the cost of buying the policy). Accordingly, 9.9% of the Fund's net assets may, as determined by the Advisor in its discretion, be comprised of debt securities (including high-yield aka " junk " bonds) with a minimum yield of 8% and a maturity of less than ten (10) years ("Permissible Debt Securities"). The Fund will not invest in debt securities of foreign issuers.
All Permissible Debt Securities, taken together, including cash and shares of money market funds (which are treated as having a maturity of one day), will have a weighted average remaining maturity of six years or less.     Bonds with interest rates that are re-settable are treated as having a life expectancy equal to the frequency at which their interest rates are reset.
"Permissible Debt Securities" include cash and the following instruments:
1.
demand and time deposits in, certificate of deposit of, or banker's acceptances issued by, any depository institution or trust company incorporated under the laws of the United States or any state thereof, which depository institution or trust company is subject to supervision and examination by United States federal or state authorities and at the time of investment or contractual commitment providing for investment have a long-term unsecured credit rating of "Aaa" or "Aa" by Moody's Investors Service, Inc. ("Moody's") or "AAA" or "AA" by Standard & Poor's Rating Service ("S&P"), or a short-term unsecured debt credit rating of "P-1" or "P-2" by Moody's and "A-1 +" or "A-1" by S&P or, if unrated, are determined by the Advisor to be of similar quality;

2.
registered debt obligations of the United States or registered debt obligations, the timely payment of principal and interest on which is fully and expressly guaranteed by the United States or any agency or instrumentality of the United States or the obligations of which are expressly backed by the full faith and credit of the United States;

3.
registered debt obligations issued by the Federal Home Loan Banks (including their consolidated obligations issued through the Office of Finance of the Federal Home Loan Bank System), the Federal National Mortgage Association ("Fannie Mae"), the SLM Corporation ("Sallie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal Farm Credit Banks or the Government National Mortgage Association ("Ginnie Mae");

4.
registered debt securities bearing interest issued by any company incorporated under the laws of the United States, or any state thereof ("Corporate Debt Securities"), having at the time of investment a long-term unsecured debt rating of at least "Aa2" from Moody's or "AA" from S&P, provided that: (a) if unrated, they are determined by the Advisor to be of similar quality; and (b) at the discretion of the Advisor, up to five percent (5%) of the Fund's net assets in Permissible Debt Securities may include Corporate Debt Securities rated below the above stated thresholds, but in no event shall they be rated below "Baa3" from Moody's or "BBB -" from S&P or, if unrated, they are determined by the Advisor to be of similar quality;

5.
guaranteed investment contracts ("GICs") issued by any corporation incorporated under the laws of the United States, or any state thereof, having at the time of investment a long-term unsecured debt rating of "Aaa" or "Aa" from Moody's or "AAA" or "AA" from S&P or, if unrated, are determined by the Advisor to be of similar quality;

6.
commercial paper issued by any corporation incorporated under the laws of the United States, or any state thereof, with a maturity of not more than 183 days from the date of issuance and having at the time of investment an unsecured debt credit rating of "P-1" or "P-2" by Moody's or "A-1 +" or "A-1" by S&P or, if unrated, are determined by the Advisor to be of similar quality; and

7.	shares issued by money market funds.
All Permissible Debt Securities, taken together, including cash and shares of money market funds, must have a weighted average remaining maturity of six years or less.     Bonds with interest rates that are re-settable, are treated as having a maturity equal to the frequency at which their interest rates are re-set.     For example, if the Fund's only holdings of Permissible Debt Securities were two bonds, one of which was a five-year fixed-rate bond with 27 months remaining to maturity and the other was a three-year bond with a floating interest rate re-settable every 3 months, and the bonds were held in equal size, the weighted average remaining maturity would be 15 months (27 months plus 3 months divided by two).
Other Investment Strategies
Leverage
Generally, leverage involves the use of borrowed funds to seek to increase a fund's potential returns. To seek to increase the yield on Fund shares, the Fund may, from time to time, use leverage through borrowings (and not through the issuance of debt securities or reverse repurchase agreements), though the use of leverage is not expected to constitute a principal investment strategy of the Fund. The timing and terms of leverage will be determined by the Board in consultation with the Advisor. The maximum amount the Fund may leverage is 33.33% of its total assets (including the proceeds of the borrowings), less all liabilities other than borrowings. The Fund will not borrow any money in the first twelve (12) months of its operations.

Borrowings
Under the 1940 Act, the Fund may borrow an amount equal to up to 33.33   % of its total assets (including the proceeds of the borrowings) less all liabilities other than borrowings for investment purposes.     The Fund's obligation to holders of its debt will be senior to its ability to pay dividends on Shares , or to pay holders of Shares in the event of the Fund's liquidation. The Fund does not plan to engage in repurchases of Shares . The Fund will not borrow any money in the first twelve (12) months of its operations .

Concentration
The Fund's investments will generally be concentrated in at least three hundred (300) Life Insurance Policy Assets following the initial six (6) to twelve (12) months of the Fund’s operations during which time it will be investing the net proceeds of the offering. No one Life Insurance Policy Asset will exceed 3.33% of the face value of the Fund's pool of Life Insurance Policy Assets. The Advisor will not be purchasing viatical settlements. The Fund will limit the allocation of its assets to Permissible Debt Securities to 9.9% of the Fund's net assets. Up to 20% of the Fund’s assets may be invested in Life Insurance Policy Assets issued by one life insurance company.
RISK FACTORS
An investment in the Shares is subject to risks.     The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Shares to increase or decrease.     You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.     You should consider carefully the following risks before investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.
Specific Risks Related to the Fund.

The Fund is new and has no operating history.     The Fund is a new closed-end investment company with no history of operations. During the Fund's start-up period, the Fund may not achieve its desired portfolio composition.     If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.
Advisor's  lack of experience. The performance of the Fund depends on the Advisor's ability to select investments on behalf of the Fund. Prior to rendering investment services to the Fund, the Advisor has managed one investment company registered under the 1940 Act for a period of five years and has not previously purchased multiple Life Insurance Policy Assets. The 1940 Act imposes numerous constraints on the operations of investment companies that do not apply to the other types of investment accounts managed by the Advisor. The Advisor's  lack of extensive experience in managing a portfolio of assets under such constraints and in buying multiple Life Insurance Policy Assets may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

The Fund's success is subject to the effectiveness of management.     The ability of the Fund to meet its investment objective is directly related to the Advisor's investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor's investment strategies. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.
The Fund is subject to risks associated with Future Payment Assets.  The primary risk and determinant of return on investments in Future Payment Assets is time.     The Fund will not receive a cash return on investments until the Future Payment Assets in which it owns interests have matured, that is to say in the instance of a Life Insurance Policy Asset, the insured has died and the insurer has paid out the death benefit, or in the instance of a Guaranteed Interval Payment, until such time as the interval payment is paid out.  While Guaranteed Interval Payments may be predictable and known upon purchase, payments on Life Insurance Policy Assets are affected by the length of time the insured lives.     The longer the insured lives, the lower the rate of return on the related life insurance policy will be.     In addition, a variety of operational and regulatory challenges exist that may impair or invalidate a life insurance policy, which in turn can negatively impact the Fund's NAV.
Changes in interest rates could adversely affect the Fund. If the fund has invested in debt securities, changes in short-term market interest rates will affect the Shares.  If short-term market interest rates fall, the yield on the Shares will also fall.     To the extent that the interest rate spreads on debt securities in the Fund's portfolio experience a general decline, the yield on the Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease.  Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.
The price of the Shares may not be equal to the Fund's NAV.  Common stock of closed-end funds frequently trades at prices lower than net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their Shares in a relatively short period after the completion of this initial public offering.
The Fund may utilize leverage which could adversely affect the Fund.     The Fund's use of leverage through borrowings may adversely affect the yield on the Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets that pay returns at a rate which exceeds the rate paid on the leverage, the yield on the Shares will decrease. In addition, in the event of a decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund will not borrow any money in the first twelve (12) months of its operations.

Valuation Risk.  There is typically not a readily available market value for Life Insurance Policy Assets and Guaranteed Interval Payments. The Fund values its investments in accordance with valuation guidelines adopted by Advisor in consultation with the Valuation Committee, that the Advisor, in good faith, believes are designed to accurately reflect the fair value of securities valued in accordance with such guidelines. Due to the inherent uncertainty and assumption involved in determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's Life Insurance Policy Assets and Guaranteed Interval Payments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts the Fund may realize from such investments. The Fund's NAV could be adversely affected if the Fund's determinations regarding the fair value of the Life Insurance Policy Assets and Guaranteed Interval Payments were materially higher than the values that the Fund ultimately realizes from the returns of such investments.
Industry Risk . The Fund will attempt to maintain a portfolio comprised of approximately 40% Life Insurance Policy Assets and 60% Guaranteed Interval Payments. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that had securities representing a broader range of investment alternatives. The return on a Life Insurance Policy Asset may vary substantially from the expected rate of return based upon the actual life expectancy of the insured, which may be less than, equal to, or greater than the estimated life expectancy. Pursuant to our Fundamental Concentration Policy, up to 20% of the Fund’s assets may be invested in Life Insurance Policy Assets issued by one life insurance company. The aggregate returns we realize may be significantly adversely affected if any one insurance company from whom we purchase a significant percentage of Life Insurance Policy Assets goes out of business. As a result, an investment in the Fund presents greater risk to you than an investment in a diversified investment company.
The amount of distributions that the Fund may pay, if any, is uncertain. The Fund will seek to make quarterly distributions however, distributions will only be paid if the yield from certain of the Fund's investments (guaranteed interval payments and debt securities only) is larger than expenses. As the yield from the Fund's investments is uncertain the amount of distributions that the Fund may pay, if any, is uncertain.
Specific Risks Related to Life Insurance Policy Assets.
Investments in Life Insurance Policy Assets are highly speculative.  Due to the specific risks detailed below including, but not limited to, the inability to calculate rate of return prior to the insured dying, life expectancy predictions being highly uncertain, and the volatility of the Life Insurance Policy Assets market, the Fund's investments are highly speculative.
Life Insurance Policy Assets are illiquid and cannot be readily sold.   Although the Fund does not plan to sell the Life Insurance Policy Assets that it purchases, if insurers refuse to pay benefits on the Life Insurance Policy Assets the Fund owns, the Fund will not have the option to sell the Life Insurance Policy Assets to other investors. There is a very limited market for Life Insurance Policy Assets, unlike other, more marketable, securities the Fund does not plan on investing in.

The rate of return on a Life Insurance Policy Asset cannot be calculated before the insured dies.     The primary risk and determinant of return on investments in Life Insurance Policy Assets is time. The Fund will not receive a cash return on a Life Insurance Policy Asset until the insured has died and the insurer has paid out the death benefit. The longer the insured lives, the lower the rate of return on the related Life Insurance Policy Asset will be.
Any projected rate of return on a Life Insurance Policy Asset is based on an estimated life expectancy for the person insured under the policy. The return on a Life Insurance Policy Asset may vary substantially from the expected rate of return based upon the actual life expectancy of the insured, which may be less than, equal to, or greater than the estimated life expectancy .
Life expectancy predictions are highly uncertain and will be based on the average of the pool of life insurance policy assets.     The Advisor will obtain estimated life expectancies for each insured from actuarial data (based on the CDC Life Tables and the A.M. Best study that concluded that at least 300 life insurance policies are necessary to "produce more stable cash flows"), and the prediction of life expectancy for each insured is highly uncertain. Independent life evaluation expectancy firms will not review the actuarial data in determining life expectancy.

Inaccurate life expectancies could adversely affect the Fund's financial results and the value of the Shares.     Life expectancy is a significant factor in determining the purchase price of Life Insurance Policy Assets.  Any insured may live significantly shorter or longer than his or her life expectancy. Unanticipated delays in the collection of a substantial number of Life Insurance Policy Assets, whether caused by underestimating an insured's life expectancy or otherwise, could have a material adverse effect on the Fund's financial results, which, in turn, may have a material adverse effect on the Shares. Additionally, if the insured lives longer than the life expectancy used by the Advisor to determine the purchase price of the Life Insurance Policy Assets, while payment by the insurance company is not at risk, the Fund's return on the investment in the Life Insurance Policy Assets will diminish over time. It is possible that an insured may live well beyond his or her life expectancy, in which case the cost of paying premiums on the underlying policy for longer than anticipated, in addition to the initial cost of the Life Insurance Policy Asset, may result in a loss to the Fund. It is possible that some Life Insurance Policy Assets, over time, will be allowed to lapse or be sold in circumstances where it becomes uneconomic to keep making premium payments.
Inaccurate life expectancy reports on insureds could result from, among other things:

•	advances in medical treatment resulting in deaths occurring later than forecasted;
•	improved living habits of the insureds resulting in better health; or
•	fraud or misrepresentation by the insured.

Premium payments will be required to maintain Life Insurance Policy Assets.     A portion of the purchase price for each Life Insurance Policy Asset, or fractional interest therein, purchased by the Fund will be set aside, in the form of Permissible Debt Securities or as otherwise allowed by this Prospectus, to pay all premiums due on the underlying policy for the life expectancy of the related insured. If the Fund is unable to make premium payments due to liquidity issues or for any other reason, the underlying policy will lapse which could result in a total loss on that specific Life Insurance Policy Asset. This could have a material adverse effect on your investment in the Shares by negatively impacting the Fund's ability to make distributions, and by causing a loss to the investment in such assets and to the Fund's NAV.
The Advisor could be subject to liability if it violates privacy laws.     The Advisor receives medical and other confidential information of insureds and policy owners wishing to sell their life insurance policies in a Life Insurance Policy Asset transaction. This information is subject to various federal and state laws and regulations pertaining to data privacy and security. In the United States, these laws include the Health Insurance Portability and Accountability Act (" HIPAA ") and other federal and state laws relating to the privacy and security of health information.
If the Fund were to accidentally release confidential information of insureds the Fund could be subject to liability via a lawsuit initiated by the insured or, if the Fund were found to have violated HIPAA or any related regulations, the Fund may be subject to criminal and/or civil sanctions, including, in some instances, substantial fines and civil monetary penalties.
In addition, the Advisor may lose contact with an insured after the purchase of a policy, causing a delay in ascertaining that an insured has died, or in obtaining the required documentation needed to claim the insured's death benefit.     For example, the insured or policy owner may move after the sale of the policy and not notify the Advisor.     At the time of the purchase of the policy, the Advisor will obtain contact information for the insured and/or a close family friend or relative so that it can maintain contact with them.     In addition, the Advisor (or its service providers) will be subscribing to various databases that use public records and other information to track individuals.
The Advisor (or its service providers) will also be subscribing to services that provide notice if an insured's social security number is retired due to death so that it can begin the process of obtaining a death certificate and arranging for the payout of the policy.     Despite these various services, it is still possible to lose contact with an insured, making any additional updates of medical condition for the insured impossible.     Consequently, the Fund could incur substantial unplanned expenses in locating a missing insured and could experience substantial delays in collecting death benefits, which would affect the value of the Life Insurance Policy Assets held by the Fund.     Such a loss of contact could possibly cause a delay in obtaining a death certificate for the insured, thus delaying the payout of the underlying policy. However, loss of contact with the insured does not invalidate the Fund's ownership or beneficial rights to the Life Insurance Policy Assets, because ownership rights as well as beneficiary rights are transferred when the Life Insurance Policy Assets are purchased.

Volatility of the Life Insurance Policy Assets market.  According to the July 2010 Life Settlements Task Force Staff Report to the SEC, from the life settlement industry's inception in the 1990's through 2007 (before the Great Recession), the Life Insurance Policy Assets market experienced substantial growth. The Life Insurance Policy Assets market may experience substantial growth in the future, which may affect the availability of Life Insurance Policy Assets.   According to one broker involved in the Life Insurance Policy Assets market, there were double digit increases in the sale of Life Insurance Policy Assets in both 2017 and 2018. The market for the purchase of Life Insurance Policy Assets is highly competitive.     There are few substantial barriers to prevent new competitors from entering this market.     The Advisor expects to face competition from existing competitors and new market entrants in the future.     As a result, the Advisor may not be able to acquire Life Insurance Policy Assets on behalf of the Fund on a commercially viable basis.     Changes in the economy and other changed circumstances may result in a reduced supply of Life Insurance Policy Assets and could result from, among other things, improvement in the economy, generating higher investment returns to individuals from their investment portfolios so that they do not need to sell their life insurance policies to third party purchasers.
Additionally, as the world market and demand for Life Insurance Policy Assets increases, this will affect bidding prices for Life Insurance Policy Assets. There is a risk that worldwide demand may increase policy acquisition costs above those currently estimated and require the Advisor to reconsider the manner in which it operates on behalf of the Fund.     Increased costs associated with the acquisition of Life Insurance Policy Assets may reduce the performance of the Fund and, therefore, adversely affect the value of the Shares.
There can be no assurance that Life Insurance Policy Assets will be available for purchase by the Advisor, on behalf of the Fund, upon satisfactory or competitive terms.
The Fund's business is subject to state regulation and possibly federal regulation and changes in state laws and regulations or the imposition of federal law governing the Fund's business, or changes in the interpretation of such laws and regulations, could negatively affect the Fund's business.
Although the Fund will not be purchasing Life Insurance Policy Assets directly from the insureds, state insurance regulations may still affect the Fund via their effect on the brokers from whom the Fund does buy the Life Insurance Policy Assets. Over the last few years, there has been a dramatic increase in the number of states that have adopted legislation and regulations from model laws promulgated by either the National Association of Insurance Commissioners (" NAIC ") or by the National Conference of Insurance Legislators (" NCOIL "). These laws are essentially consumer protection statutes responding to abuses that arose early in the development of the Fund's industry, some of which may persist. Today, almost every state has adopted some version of either the NAIC or NCOIL model laws, which generally require the licensing of purchasers of and brokers for life insurance policies, the filing and approval of purchase agreements, and the disclosure of transaction fees. These laws also require various periodic reporting requirements and prohibit certain business practices deemed to be abusive.

State statutes typically provide state regulatory agencies with significant powers to interpret, administer, and enforce the laws relating to the purchase of life insurance policies. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways or issue new administrative rules. State regulators may also impose rules that are generally adverse to the life insurance industry. Because the life insurance secondary market is relatively new and because of the history of certain abuses in the industry, the Fund believes it is likely that state regulation will increase and grow more complex during the foreseeable future.
In addition, Congress and federal regulatory authorities are reviewing the types of investments purchased by the Fund and may be enacting laws in this area which may adversely impact the Fund. The Fund cannot, however, predict what any new federal or state regulation would specifically involve.
Any adverse change in present laws or regulations, or their interpretation, at the federal level or in one or more states in which the Fund operates (or an aggregation of states in which the Fund conducts a significant amount of business) could result in curtailment or termination of brokers' operations in such jurisdictions, or cause them to modify their operations in a way that adversely affects the Fund's profitability due to increases in expenses borne by such brokers and passed along to the Fund via the prices of Life Insurance Policy Assets. Any such action could have a corresponding material and negative impact on our results of operations and financial condition, primarily through material decrease in revenues, and could also negatively affect the Fund's general business prospects.
Insurers may refuse to pay benefits on life insurance policies on the basis that there was no insurable interest at the time a policy was issued.  Most insurance policies have contestability clauses that allow insurance companies to challenge the validity of a policy if a claim for benefits is made within a specified period of the effective date of the policy (usually two years).   All states within the United States require that a purchaser of a life insurance policy insuring the life of an individual have an "insurable interest" in such individual's life. If the contestability period has not expired, a policy owned by someone other than the insured themselves will not be considered an " insurable interest." When an insurance company contests a benefit payment claim, it asserts that there is legal justification to deny payment of the policy benefits. Among the legal justifications used by insurance companies within the contestability period are suicides, homicides by interested parties, and false statements relating to the health and well-being of the insured on the policy application.  The insurance company will not pay benefits if the insured dies within the contestability period and the insurance company claims a justification to cancel the policy.  After this contestability period has expired, the insurance company generally cannot challenge the enforceability of the policy, other than for non-payment of premiums and in some states certain other exceptions.

The Advisor currently intends to only purchase Life Insurance Policy Assets for which the applicable contestability period has expired.  Nevertheless, some major U.S. life insurance companies have begun asking life insurance applicants new questions regarding whether the applicant intends to finance premiums, to collaterally assign the policy as security for that financing, or to sell the insurance policy in the future.  Some life insurance companies ask whether the applicant has ever sold an insurance policy.  Misleading answers to any of these questions, as well as any of the other questions on an application, can lead to claims of fraud in the inception of a policy.  Not all claims of fraud are limited by a contractual or statutory contestability period.  The Fund will not know whether the applicants for any Life Insurance Policy Assets have made any material misrepresentations or omissions on the policy applications, and as such, the Life Insurance Policy Assets which the Fund acquires will be subject to the risk of contestability.    If an insurance company contests a policy underlying Life Insurance Policy Assets the Fund has acquired, the Fund may incur litigation costs related to being a plaintiff in seeking to challenge such a contest. These litigation costs will increase the Fund's expenses and reduce investors' return on their Shares. If an insurance company successfully contests a policy underlying Life Insurance Policy Assets the Fund has acquired, the policy will be rescinded and declared void and the insurance company's liability would be limited to a refund of all the insurance premiums paid for the policy without any accrued interest and, further, without the portion of the premiums paid to an insurance agent as commissions. This could have a material adverse effect on your investment in the Shares by negatively impacting the Fund's ability to make distributions, and by causing a loss to the investment in such assets and to the Fund's NAV.
Creditworthiness of the issuing insurance company; an insurance policy is a liability of the issuing insurance company.     If an insurance company goes out of business, there may not be sufficient funds to pay that liability. Many states have an insurance guarantee fund that provides payments to beneficiaries of insurance companies that go out of business, but the collection process can be prolonged and complicated, and collection may not be possible in all circumstances. Thus, if an issuing insurance company were to cease business operations and there were insufficient amounts in the applicable state insurance guarantee fund to make payments in respect of any life insurance policies issued by such insurance company, the ability of the Fund to collect on its Life Insurance Policy Assets could be materially and adversely affected. This could have a material adverse effect on your investment in the Shares by negatively impacting the Fund's ability to make distributions, and by causing a loss to the investment in such assets and to the Fund's NAV.

Life Insurance Policy Assets may be subject to contest by former beneficiaries.  A number of arguments may be made by former beneficiaries (including but not limited to spouses, ex-spouses and descendants), to collect on underlying policies including arguments related to lack of mental capacity of the insured or suicide provisions in the underlying policy. If a former beneficiary successfully contests a policy, they will receive the proceeds of the Life Insurance Policy Asset which could have a material adverse effect on your investment in the Shares by negatively impacting the Fund's ability to make distributions, and by causing a loss to the investment in such assets and to the Fund's NAV. Even if a former beneficiary is unsuccessful in contesting a policy, there may be legal costs and other costs to the Fund.

Delays in payment and non-payment of the proceeds of policies underlying Life Insurance Policy Assets held by the Fund will reduce returns to the Fund's shareholders.   If the death of an insured cannot be verified and no death certificate can be produced, the related insurance company may not pay the proceeds of any of the underlying policies until the passage of a statutory period (usually five to seven years) for the presumption of death without proof.     There may be delays in ascertaining that an insured has died or in obtaining required documentation needed to claim the proceeds of the underlying policy.     Any delays in collecting a substantial amount of the proceeds of underlying policies could have a material adverse effect on your investment in the Shares by negatively impacting the Fund's ability to make distributions, and by causing a loss to the investment in such assets and to the Fund's NAV.
Missing insureds can cause a loss on the Fund's investments in Life Insurance Policy Assets. The insured of an underlying policy which the Fund owns the Life Insurance Policy Assets of may go missing, or there may be a delay in ascertaining that an insured has died, or in obtaining the required documentation needed to claim the insured's death benefit.     The Fund could incur substantial unplanned expenses in locating a missing insured and could experience substantial delays in collecting death benefits which would negatively affect the value of the Life Insurance Policy Asset which would negatively impact the Fund's ability to make distributions, and cause a loss to the Fund's NAV.
MORE DETAILED INFORMATION ABOUT THE FUND, ITS POLICIES AND ITS RISKS CAN BE FOUND IN THE FUND'S SAI.
FUND PERFORMANCE
As the Fund has not yet commenced operations as of the date of this Prospectus, no performance information is available.

MANAGEMENT OF THE FUND
Board of Trustees

The Board has overall responsibility for the management and supervision of the operations of the Fund.     The Board has delegated responsibility for management of the Fund's day-to-day operations to the Advisor. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The individual trustees comprising the Board are not required to invest in the Fund or to own Fund shares.     A majority of the members of the Board are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation. Additional information regarding the identities and biographical information of the members of the Board and officers of the Fund is set forth in the SAI.
Investment Adviser
The Fund's investment adviser is Sentinel Capital Solutions, Inc., a Maryland corporation, organized in Maryland.  The Advisor is located at 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740.     The Advisor will serve as the Fund's investment adviser, subject to the ultimate supervision of and subject to any policies or procedures established by the Board, pursuant to the terms of the Advisory Agreement between the Advisor and the Fund, dated [●] (the "Advisory Agreement"). The Advisor is responsible for the day-to-day management of the Fund's assets. Pursuant to the Advisory Agreement, the Advisor will (1) develop and implement the Fund's investment program, (2) manage the Fund's investment portfolio and make all decisions regarding the purchase and sale of investments for the Fund and (3) provide various management and administrative services to the Fund. The Advisor will monitor the Fund's compliance with all applicable investment limitations, including those imposed by the 1940 Act. Additional information regarding the Advisory Agreement is set forth in the SAI.
The Advisor is entitled to an annual management fee of 1.00% of the Fund's average daily net assets. A discussion regarding the basis for the Board's initial approval of the Advisory Agreement will be available in the Fund's first annual or semi-annual report to shareholders.
Portfolio Manager
Cort Meinelschmidt, the Chief Executive Officer and Chief Investment Officer of the Advisor, is the President, Treasurer, and Portfolio Manager of the Fund. Mr. Meinelschmidt has been the CEO / CIO of Sentinel Capital Solutions since its inception in 2011. Mr. Meinelschmidt leads the day-to-day research and trading of Sentinel's investment portfolios.  From 2012 through 2017 Sentinel was the investment adviser to the SCS Tactical Allocation Fund, an investment company registered under the 1940 Act. Mr. Meinelschmidt began his financial career as a Financial Advisor in 2004, earning his Accredited Asset Management Specialist designation from the College for Financial Planning in 2006.  Before entering the financial services field, Cort served for over six years as a rescue swimmer for the United States Navy.  During his service to the Navy, he was awarded, among others, the Navy and Marine Corps Achievement Medal "for exemplary performance in his demanding duties as an aircrew leading petty officer - and for 15 lives saved." Mr. Meinelschmidt currently serves as a Washington County Maryland , County Commissioner .

The Fund's SAI provides information about the compensation received by the Portfolio Manager of the Fund, other accounts that he manages and the ownership of the Fund's equity securities.
Administrator, Accounting Agent and Transfer Agent

The Nottingham Company will serve as the Fund's administrator and will provide various administration, fund accounting and taxation services to the Fund.  The Nottingham Company will also provide transfer agency services to the Fund.     The principal business address of The Nottingham Company is 116 S Franklin Street, Rocky Mount, NC 27804.
Custodian

Middletown Valley Bank will serve as the Fund's custodian.  The principal business address of Middletown Valley Bank is 24 West Main Street, Middletown, MD 21769.
Distributor

Capital Investment Group, Inc. will serve as the Fund's distributor.  The principal business address of Capital Investment Group, Inc. is 100 E. Six Forks Road, Raleigh, NC 27609.
Independent Registered Public Accounting Firm

BrookWeiner L.L.C. will serve as the independent registered public accounting firm for the Fund and will audit the Fund's financial statements.     The principal business address of BrookWeiner L.L.C. is 125 S. Wacker Drive, Suite 1000, Chicago, IL 60606.
FEES AND EXPENSES
Management Fee

In consideration of management services provided by the Advisor, the Fund pays the Advisor a management fee computed at the annual rate of 1.00% of the Fund's average daily net assets.     This management fee will be accrued daily as an expense to be paid out of the Fund's assets and will have the effect of reducing the Fund's NAV.
Revenue Sharing Payments

The Advisor or its affiliates may, from their own assets, respectively, make cash payments to some, but not all brokers, dealers or financial intermediaries for shareholder services and as an incentive to sell shares of the Fund and/or promote retention of their customer's assets in the Fund.  These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders of the Fund, including shareholder servicing, transaction processing, recordkeeping, sub-accounting and other administrative services to their customers in connection with investments in the Fund.  Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on preferred or recommended lists and for granting the   Underwriters   or the Advisor access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediaries. These fees may be in addition to any distribution, administrative or shareholder servicing fees or other fees or charges paid from the Fund's assets to these financial intermediaries or by shareholders directly.  From time to time, and in accordance with applicable rules and regulations, the Advisor may also provide non-cash compensation, such as gifts, meals, tickets or event sponsorship, to representatives of various intermediaries who sell Shares or provide services to Fund shareholders.  The receipt of these fees and/or non-cash compensation may provide an incentive to a financial intermediary, or its representatives, to favor sales of the Fund over sales of other financial products.  These arrangements will not, however, change the price a shareholder pays for Shares or the amount that the Fund receives to invest on behalf of the shareholder.

Other Fees and Expenses of the Fund

The common shareholders of the Fund will bear all expenses incurred in the business of the Fund other than those specifically required to be borne by the Advisor and other service providers pursuant to their management agreements with the Fund. Life insurance policy premiums are not Fund expenses; rather, they are the cost of the investment (along with the cost of buying the policy).   The Fund can cancel any of the Life Insurance Policy Assets at any time with no further premium payments due or other costs (e.g., cancellation penalties). Expenses borne by the Fund include, among other things:   (i) expenses for legal and independent accountants' services; (ii) costs of printing offering documents including this N-2, proxy statements, share certificates, if any, and reports to shareholders; (iii) fees and expenses relating to the Independent Trustees; (iv) prospectus printing costs; (v) fidelity bond coverage for the Fund's officers and members of the Board; (vi) errors and omissions insurance for the Fund's officers and members of the Board; (vii) brokerage costs; (viii) taxes; (ix) servicing fees; and (x) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.     The Fund will also bear the expenses associated with the Life Insurance Policy Assets, which include: (a) claim processing expenses; and (b) costs associated with locating missing insureds.

DESCRIPTION OF CAPITAL STRUCTURE
The Fund was organized as a statutory trust under the laws of the state of Delaware on February 15, 2018.  The Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest.

Common Shares

The Fund is authorized to issue an unlimited number of common shares.  The Board is authorized to increase or decrease the number of common shares the Fund is authorized to issue. Each common share has one vote at all meetings of shareholders and, when issued and paid for in accordance with the terms of the Offering, will be fully paid and non-assessable.
All common shares are equal as to dividends, assets and voting privileges.  The Fund will send periodic reports (including financial statements) to all shareholders. The Fund does not intend to hold annual meetings of shareholders. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments.  Shareholders are entitled to receive dividends only if and to the extent declared by the Board, and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable.  Common shares are not available in certificated form.
In general, any action requiring a vote of the holders of the common shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding common shares. Any change in the Fund's fundamental policies may also be authorized by the vote of the holders of two-thirds of the common shares present at a shareholders' meeting if the holders of a majority of the outstanding common shares are present or represented by proxy.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, shareholders are entitled to share ratably in all the remaining assets of the Fund, after payment of all of the liabilities of the Fund.
DETERMINATION OF NET ASSET VALUE
Calculating NAV

The NAV is calculated by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.  On each day that the NAV is calculated, the Advisor will adjust the value of all Life Insurance Policy Assets and Guaranteed Interval Payments pursuant to an adjustment model.  The adjustment model will be based upon: (a) the most recently calculated future cash flows for the Guaranteed Interval Payments including the then current discount rate as approved by the Board; and  (b) the most recently determined life expectancy of those insureds under Life Insurance Policy Assets (see "Valuation of Portfolio Securities and Use of Fair Value Pricing," below).
The NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) each business day the NYSE is open. It is not calculated on days the NYSE is closed for trading.     The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.     Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

Valuation of Portfolio Securities and Use of Fair Value Pricing

Pricing Procedures for Fixed Income Securities

Each security owned by the Fund that is listed on a securities exchange will be valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price on the exchange that the Advisor generally considers to be the principal exchange on which the stock is traded.     If there has been no sale on such exchange on such day, the security will be valued at the mean between the bid and asked prices on such day.
Debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market, and/or world events cause the Advisor to believe that a security's last sale price may not reflect its actual market value.     The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.   The Board will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Valuation Committee.
When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale. Therefore, if a shareholder purchases Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased may be higher or lower than it would be if the Fund were using market value pricing.

Pricing Procedures for Life Insurance Policy Assets
It is impossible to predict with a high level of accuracy the value of any single Life Insurance Policy Asset.  Because an individual may live longer or shorter than predicted, the value of their Life Insurance Policy Asset is uncertain.  The Fund plans to mitigate against such uncertainty by maintaining a large pool of Life Insurance Policy Assets. The Fund believes that the larger the portfolio of Life Insurance Policy Assets the Fund owns, the greater the likelihood that the Fund will achieve its expected results. To the Fund's knowledge, rating agencies generally suggest that portfolios of life insurance policies be diversified enough to achieve actuarial stability in receiving expected cash flows from underlying mortalities. For instance, in a study published in 2016, A.M. Best concluded that at least 300 life insurance policies are necessary to "produce more stable cash flows." A.M. Best also notes that the concentration of a fund in any one Life Insurance Policy Asset should not exceed 3.33% of the face value of a fund's pool of Life Insurance Policy Assets. The Advisor will value Life Insurance Policy Assets based on estimated life expectancies for each insured from actuarial data (based on the CDC Life Tables and the A.M. Best study that concluded that at least 300 life insurance policies are necessary to "produce more stable cash flows"). Independent life evaluation expectancy firms will not review the actuarial data in determining life expectancy.
The Advisor will determine the value of a Life Insurance Policy Asset, based upon a proprietary formula (the "Formula") factoring in, among other considerations, the insured's age and gender, and in turn choose whether to purchase such Life Insurance Policy Asset. The Advisor will use the Formula to determine which Life Insurance Policy Assets to purchase. The Formula is a new methodology for valuing Life Insurance Policy Assets and has not previously been employed by the Advisor. The Formula will rely, in part, upon the "United States Life Table," published by the CDC. The Formula relies upon the "United States Life Tables," published by the CDC. Each year, the CDC publishes Life Tables based on data from approximately 2.5 to 4 years prior to publication. For example, the 2014 Life Tables were published in August 2017. The Advisor will mostly purchase Life Insurance Policy Assets associated with individuals at least seventy (70) years old, with the exception of viatical settlements. Viatical settlements are life insurance policies that insure the life of a person who has a catastrophic or life-threatening illness or condition. The Advisor will not be purchasing viatical settlements.
The Valuation Committee will be utilized to examine and modify the Formula, as the Valuation Committee believes necessary. The Formula is a new methodology for valuing Life Insurance Policy Assets. The Valuation Committee is comprised of Mr. Cort Meinelschmidt, as the President, Treasurer, and Portfolio Manager of the Fund, Mr. Daniel J. O'Connor, Mr. Donald Deans, and Mr. Austin Barnes, the Independent Trustees. Mr. Robert Meschi will act as an independent consultant to the Valuation Committee. Mr. Meschi will not have a day-to-day role with the Fund. The Valuation Committee will meet every quarter to reevaluate the Formula. Although the Formula will be used, the Board is ultimately responsible for the valuation of the Fund’s assets

Pricing procedures for Lottery Payments, Structured Settlements, and Annuities
The Fund will record in its financial statements the guaranteed payment of a structured settlement and an annuity at fair value based upon the discount rate. The discount rate will be determined based upon the weighted average of credit quality of the insurance companies who issue the structured settlements or annuities and weighted average of duration of the structured settlements and annuities. The Fund will seek to invest in structured settlements or annuities issued by insurance companies with a weighted average credit quality of investment grade or higher. The Valuation Committee will meet quarterly to adjust the discount rate and, if needed, the Valuation Committee will meet to adjust the discount rate between such quarterly meetings. The Fund anticipates it will only purchase annuities or life contingent structured settlements if they have a period certain (by way of example only: the later of the date of death or 10 years from the settlement date). The Fund will then determine the value of the guaranteed payment of the annuity via the current value of the future payments.
The Fund will be using the present value of annuity formula for each of lottery payments, structured settlements and annuities: PV=PMT x ((1-(1+r)^ - n))/r) or a similar formula approved by the Valuation Committee. In the formula, PMT = Periodic Payment, r = the rate per period, and n = the number of periods.  The Guaranteed Interval Payments could provide capital appreciation if the discount rate used in the present value of annuity formula decreases.  The Guaranteed Interval Payments could depreciate if the discount rate used in the present value of annuity formula increases. The Guaranteed Interval Payments appreciating, however, is not an investment objective of the Fund. Rather, the Fund will seek to pay out quarterly distributions via the payments it receives from the Guaranteed Interval Payments as well as the yield of its debt securities.
By way of example only, here are the present values of Guaranteed Interval Payments with different discount rates.
PV=PMT x ((1-(1+r)^ -n)/r)

PMT = Periodic Payment = $12,000
r = Annual Discount Rate = 5%
n = Number of payments = 10 Years, Annual Payment

PV = $12,000 x ((1-(1+.05)^-10))/.05
PV = $92,660.82

PMT = Periodic Payment = $12,000
r = Annual Discount Rate = 4%
n = Number of payments = 10 Years, Annual Payment

PV = $12,000 x ((1-(1+.04)^-10))/.04
PV = $97,330.75

PMT = Periodic Payment = $1,000
r = Annual Discount Rate = 5%
n = Number of payments = 10 Years, Monthly Payment

PV = $1,000 x ((1-(1+.003333)^-120))/.003333
PV = 98,772.03
REPORTS TO SHAREHOLDERS
The Fund will send to its shareholders unaudited semi-annual and audited annual reports within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

DISTRIBUTIONS AND TAXES
Distributions
The Fund will make distributions to shareholders in its sole discretion.     Information on the taxation of such distributions to shareholders is set forth under "Taxes," below.
Taxes
The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a Fund shareholder that acquires, holds and/or disposes of Fund shares, and reflects provisions of the Internal Revenue Code of 1986, as amended (the " Code "), existing regulations of the U.S. Department of the Treasury, rulings published by the Internal Revenue Service, and other applicable authority, as of the date of this Prospectus.     These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice.  No ruling has been or will be sought from the IRS regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects set forth below. This summary of U.S. federal income tax consequences is for general information only. Prospective investors should consult their tax advisors as to the U.S. federal income tax consequences of acquiring, holding and disposing of Shares, as well as the effects of state, local and non-U.S. tax laws.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company (" RIC ") under subchapter M of the Code. Accordingly, the Fund must, among other things, meet certain income, asset diversification and distribution requirements:
(i)      The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in " qualified publicly traded partnerships " (as defined in the Code). Generally, a qualified publicly traded partnership includes a partnership the interests of which are traded on an established securities market or readily tradable on a secondary market (or the substantial equivalent thereof) and that derives less than 90% of its gross income from the items described in (a) above.
(ii)      The Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, including receivables, U.S. Government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. Government securities and the securities of other RICs) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more " qualified publicly traded partnerships " (as defined in the Code).
The Fund believes that its Life Insurance Policy Assets qualify as securities for purposes of the income test and the holdings test.
As long as the Fund qualifies as a RIC, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders, provided that it distributes each taxable year at least 90% of the sum of (i) the Fund's investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and other taxable income, other than any net capital gain (defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

The Fund will either distribute or retain for reinvestment all or part of its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If any such gain is retained, the Fund will be subject to a corporate income tax on such retained amount. In that event, the Fund expects to report the retained amount as undistributed capital gain in a notice to its shareholders, each of whom, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its Shares by the amount of undistributed capital gain included in such shareholder's gross income net of the tax deemed paid by such shareholder under clause (ii).
The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. For purposes of the excise tax, the Fund will be deemed to have distributed any income on which it paid federal income tax in the taxable year ending within the calendar year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of non-corporate U.S shareholders and (ii) for the dividends-received deduction in the case of U.S. shareholders taxed as corporations, in each case provided that certain holding period and other requirements are met. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

UNDERWRITING
The underwriters named below (the " Underwriters "), acting through Network 1 Financial Securities, Inc., as their representative (the " Representative "), have severally agreed, subject to the terms and conditions of an underwriting agreement with the Fund and the Advisor (the " Underwriting Agreement "), to purchase from the Fund the number of Shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all such Shares (other than those covered by the over-allotment option described below) if any are purchased.
Underwriter	Number of Shares

Total

If an Underwriter fails to purchase the Shares it has agreed to purchase, the Underwriting Agreement provides that one or more substitute underwriters may be found, the purchase commitments of the remaining Underwriters may be increased or the Underwriting Agreement may be terminated.
         The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this prospectus, to purchase up to an additional [●] Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.
The Underwriting Agreement provides that the obligations of the Underwriters to purchase the Shares included in the Offering are subject to approval of certain legal matters by counsel and certain other conditions.
The Fund has agreed to pay a sales load to the Underwriters in the amount of $[●] per Share (4.5% of the public offering price per Share). The Representative has advised the Fund that the Underwriters may pay up to $[●] per Share from such sales load to selected dealers who sell the Shares and that such dealers may reallow a concession of up to $[●] per Share to certain other dealers who sell Shares. The Fund has also agreed to pay a structuring fee to the Underwriters in the amount of $[●] per Share (1.5% of the public offering price per Share). The amount of the structuring fee is calculated based on the total sales of Shares by the Underwriters, including those Shares included in the Underwriters' over-allotment option. Pursuant to the Underwriting Agreement, the Fund has agreed to reimburse the Underwriters for certain out-of-pocket expenses of the Underwriters payable by the Fund, in an aggregate amount not to exceed $175,000. The Underwriting Agreement, however, provides that in the event the Offering is terminated, the Underwriters will only be entitled to the reimbursement of out-of-pocket accountable expenses actually incurred in accordance with FINRA Rule 5110(f)(2)(C).

Investors must pay for any Shares purchased on or before [●], 2019.
The Advisor has agreed to bear (a) all organizational expenses of the Fund and (b) such offering expenses of the Fund (other than the sales load and structuring fee) that exceed 0.5% of the aggregate offering price of the Shares.
Prior to the Offering, there has been no public or private market for the Shares or any other securities of the Fund. Consequently, the offering price for the Shares was determined by negotiation among the Fund and the Representatives. There can be no assurance, however, that the price at which the Shares sell after the Offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Shares will develop and continue after the Offering. The Shares are expected to be listed on the NYSE under the trading or " ticker " symbol " SIO ," subject to notice of issuance.
A shareholder will pay a sales load of 4.5% and a structuring fee of 1.5%.   The sales load and structuring fee are expected to be waived for the Advisor and its affiliates, including its personnel and members of their immediate families.   The sales load and structuring fee will neither constitute an investment made by the investor nor form part of the assets of the Fund.   The Underwriter's receipt of the sales load and structuring fee are subject to the applicable limitations imposed by the rules and regulations of FINRA.
In connection with the requirements for listing the Shares on the NYSE, the Underwriters have undertaken to sell lots of 100 or more Shares to a minimum of 400 beneficial owners in the United States. The NYSE's listing standards also require that the minimum stock price will be at least $4.00 at the time of listing on the NYSE, at least 1,100,000 Common Shares will be publicly held in the United States and the aggregate market value of publicly held shares in the United States will be at least $40 million.
The minimum investment requirement is [●] Shares. This stated minimum may be reduced for certain investors.
The Fund and the Advisor have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriters may be required to make in respect of those liabilities, except in the cases of willful misfeasance, bad faith, gross negligence or reckless disregard of applicable obligations and duties.

The Fund has agreed not to offer, sell or register with the SEC any additional equity securities of the Fund, other than issuances of Shares hereby for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives. In addition to the foregoing restrictions, the Fund's directors and officers, shall enter into customary " lock-up " agreements in favor of the Representative pursuant to which such persons and entities shall agree, for a period of 180 days after the date of the Underwriting Agreement to neither offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any securities of the Fund without the Representative's prior written consent.
 In connection with the Offering, the Underwriters may purchase and sell Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with the Offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Shares than they are required to purchase from the Fund in the Offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Shares sold in the Offering for their account may be reclaimed by the syndicate if such Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the NYSE or otherwise.
In connection with the Offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.
The sum of all compensation to the Underwriters in connection with this public offering of Shares, including the sales load, the structuring fee and all forms of additional payments to the Underwriters and the amounts paid by the Fund to reimburse certain underwriters and certain other expenses, will not exceed 9.00% of the total public offering price of the Shares sold in the Offering.
Other than in the United States, no action has been taken by the Fund or the Underwriters that would permit a public offering of the Shares offered hereby in any jurisdiction where action for that purpose is required. The Shares offered hereby may not be offered or sold, directly or indirectly, nor may this prospectus or any other offering material or advertisements in connection with the offer and sale of any such Shares be distributed or published in any jurisdiction, except under circumstances that will result in compliance with the applicable rules and regulations of that jurisdiction. Persons into whose possession this prospectus comes are advised to inform themselves about and to observe any restrictions relating to the Offering and the distribution of this prospectus.

This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities offered by this prospectus in any jurisdiction in which such an offer or a solicitation is unlawful.
LEGAL COUNSEL
Lucosky Brookman LLP, 101 Wood Avenue South, 5th Floor, Woodbridge, New Jersey 08830, serves as legal counsel to the Fund.     Lucosky Brookman LLP does not represent potential investors with respect to their investment in the Fund. Sullivan & Worcester, LLP represents the Underwriters.
ADDITIONAL INFORMATION
The Fund will be subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith, files reports and other information with the SEC.  Reports, proxy statements and other information filed by the Fund with the SEC pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Washington, D.C. 20549.  The SEC maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund (when available), that file electronically with the SEC.
This Prospectus constitutes part of a Registration Statement filed by the Fund with the SEC under the Securities Act and the 1940 Act.  This Prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Shares offered hereby.   Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document field as an exhibit to the Registration Statement or otherwise filed with the SEC.  Each such statement is qualified in its entirety by such reference.
The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC's website (http://www.sec.gov).

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Introduction	2
Investment Objective and Policies	2
Management of the Fund	5
Codes of Ethics	9
Proxy Voting Policies and Procedures	9
Investment Advisory and Other Services	10
Portfolio Manager	11
Portfolio Transactions	12
Taxation	13
Financial Statements	15

PRIVACY NOTICE
The Fund collects non-public personal information about you from the following sources:
•	Information the Fund receives about you on applications or other forms;
•	Information you give the Fund orally; and/or
•	Information about your transactions with the Fund or others.

The Fund does not disclose any non-public personal information about the Fund's shareholders or former shareholders without the shareholder's authorization, except as permitted by law or in response to inquiries from governmental authorities.     The Fund may share information with affiliated parties and unaffiliated third parties with whom the Fund has contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.
  The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is neither a prospectus nor an offer to sell these securities, and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
SCS INSURANCE OPPORTUNITIES FUND
Common Shares of Beneficial Interest
This Statement of Additional Information ("SAI") is not a prospectus.   This SAI should be read in conjunction with the prospectus of SCS Insurance Opportunities Fund (the "Fund"), dated [●], 2019 (the "Prospectus"), as it may be supplemented from time to time.  Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus.   This SAI does not include all information that a prospective investor should consider before purchasing the Fund's securities.
You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of the Fund's securities.   A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at (301) 665-9038 or by visiting the Fund's Internet web site at [●].  Information on the Fund's website is not incorporated herein by reference.  The registration statement of which the Prospectus is a part can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (" SEC ") at 100 F Street NE, Washington, D.C.     You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  The Fund's filings with the SEC are also available to the public on the SEC's Internet web site at www.sec.gov.  Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

TABLE OF CONTENTS

INTRODUCTION	2
INVESTMENT OBJECTIVE AND POLICIES	2
MANAGEMENT OF THE FUND	5
CODES OF ETHICS	9
PROXY VOTING POLICIES AND PROCEDURES	9
INVESTMENT ADVISORY AND OTHER SERVICES	10
PORTFOLIO MANAGER	11
PORTFOLIO TRANSACTIONS	12
TAXATION	13
FINANCIAL STATEMENTS	15

INTRODUCTION
The Fund is a newly   organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.  The Fund currently offers one class of common shares of beneficial interest ("shares"). The Fund's board of trustees (the "Board") has authority under the Fund's Agreement and Declaration of Trust, dated as of February 15, 2018, to create and classify shares into separate classes or series and to classify and reclassify any series of shares into one or more classes without further action by the Fund's shareholders.
Sentinel Capital Solutions, Inc. (the "Advisor") serves as the Fund's investment adviser.
The following information relates to and supplements the description of the Fund's investment objective, investment strategies and related risks contained in the Prospectus.  See the Prospectus for a more complete description of the Fund's investment objective, investment policies and related risks.  Investing in the Fund entails certain risks and there is no assurance that the Fund will achieve its investment objective.  Capitalized terms used but not defined herein have the same meaning as in the Prospectus.
INVESTMENT OBJECTIVE AND POLICIES
Whenever an investment objective, policy or strategy of the Fund discussed in this SAI and in the Prospectus states a maximum (or minimum) percentage of the Fund's assets that may be invested in any type of securities or asset class, the percentage is determined immediately after the Fund's acquisition of that investment, except with respect to percentage limitations on borrowing.  In most cases, the Fund is not required to sell a security because circumstances change , and the security no longer meets one or more of the Fund's policies or restrictions.  If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.
Investment Objective
The Fund's investment objective is to seek capital appreciation while providing a small to moderate level of current income. The Fund pursues its investment objective by investing, through brokers, primarily in a combination of life insurance policy assets and certain guaranteed interval payments. The guaranteed interval payments which the Fund plans to pursue include annuities, lottery payments, and structured settlements. There is no assurance that the Fund will achieve its investment objective. The Fund will seek to make quarterly distributions however, distributions will only be paid if the yield from the Fund's investments is larger than expenses. The Fund will seek capital appreciation via its ownership of life insurance policy assets (the right to collect on a life insurance policy upon the death of the insured). Such assets have a lower cost when sold by the insured at a younger age. By way of example only, a 70-year-old insured with a life expectancy of 80 who sells their life insurance policy will sell it for a lower price than if they are 75 years-old. This is due to the buyer expecting to pay the policy's premiums for a shorter period of time if the person is closer to their life expectancy age. The increase in potential sales price of a life insurance policy asset prior to the insured reaching their life expectancy age will be reflected as a gain in the asset value of the Fund's life insurance policy assets on the books and records of the Fund. The increase in potential sales price of a life insurance policy asset is reflected as a gain because the Fund expects to receive the death benefit sooner as the person gets closer to their life expectancy age. In addition, the Fund may realize   capital appreciation via its ownership of debt securities. The guaranteed interval payment assets could provide capital appreciation if the discount rate used in the present value of annuity formula decreases.  The guaranteed interval payment assets could depreciate if the discount rate used in the present value of annuity formula increases. The guaranteed interval payment assets appreciating, however, is not an investment objective of the Fund. Rather , the Fund will seek to pay out quarterly distributions via the payments it receives from the guaranteed interval payment assets as well as the yield of its debt securities.
Fundamental Investment Policies
The Fund's investment objective is fundamental and, therefore, may not be changed without the favorable vote of the holders of a majority of the outstanding voting securities of the Fund.  Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
2

The Fund also has a fundamental policy that it will ordinarily invest at least 80% of its assets, including borrowings for investment purposes, in " insurance related investments ." This term refers to the Life Insurance Policy Assets (whose payments are made by insurance companies) and the Annuities and Structured Settlements (whose payments are secured by insurance companies).
In addition to the Fund's investment objective, the following investment restrictions of the Fund are designated as fundamental policies and, as such, may only be changed if the change is approved by the favorable vote of the holders of a majority of the Fund's outstanding voting securities (as defined under the 1940 Act).
The Fund may not:
1.
Issue senior securities other than (i) as permitted by applicable law; (ii) indebtedness that immediately after issuance will have asset coverage of at least 300%; or (iii) borrowing permitted by investment restriction (2) below.

2.
Borrow money, except in amounts not to exceed 33.33% of the value of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not borrow any money in the first twelve (12) months of its operations.

3.
Make loans, except through (a) the purchase of debt obligations, loan interests and other interests or obligations in accordance with the Fund's investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; or (c) loans as permitted by applicable law or pursuant to an exemptive order granted under the 1940 Act.

4.	Act as an underwriter of securities issued by others, except to the extent that the Fund may be deeded an underwriter in connection with the disposition of its portfolio securities.
5.
Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of issuers that invest or deal in real estate, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate it has acquired as a result of the ownership of securities.

6. 7.
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
Own less than three hundred (300) Life Insurance Policy Assets following the initial six (6) to twelve (12) months of the Fund’s operations during which time it will be investing the net proceeds of the offering. No one Life Insurance Policy Asset will exceed 3.33% of the face value of the Fund's pool of Life Insurance Policy Assets. The Advisor will not be purchasing viatical settlements. The Fund will limit the allocation of its assets to Permissible Debt Securities to 9.9% of the Fund's net assets. Up to 20% of the Fund’s assets may be invested in Life Insurance Policy Assets issued by one life insurance company. This paragraph constitutes the Fund’s Fundamental Concentration Policy.

Non-Fundamental Investment Policies
The Board has adopted additional investment restrictions for the Fund.  These restrictions are operating policies of the Fund and may be changed by the Board without shareholder approval.  The additional restrictions adopted by the Board to date include the following:
1.
The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

3

2.
The Fund may not mortgage, pledge, hypothecate or in any manner transfer any securities or other assets owned or held by the Fund except in connection with permitted borrowings (such borrowings not to exceed 33.33% of the value of the Fund's total assets, including the amount borrowed) and in connection with margin deposits, security interests, liens and collateral arrangements with respect to transactions involving short sales, options, futures contracts and other permitted investment techniques. The Fund will not borrow any money in the first twelve (12) months of its operations.

Other Investment Strategies and Related Risks
Asset-Backed Securities
The Fund may invest in certain types of asset-backed securities.     Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.   The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.
The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.
Structured Notes
The Fund may invest in structured notes. Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the "reference instrument") or the relative change in two or more reference instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments. Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. In order to cover structured notes, the Fund, to the extent required by the SEC, will segregate any such assets, either physically or by "earmarking" them as segregated in accordance with SEC positions, to cover its obligations with respect to such instruments.
Equity Securities
An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock.
The risks of investing in companies in general include business failure and reliance on erroneous reports.     To the extent the Fund is invested in the equity securities of small- or medium-size companies, directly or indirectly, it will be exposed to the risks of smaller sized companies. Small- and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines or services, markets or financial resources, or are dependent on a small management group. In addition, because these securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

4

MANAGEMENT OF THE FUND
The Board is comprised of trustees and is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities.  The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The Fund does not normally hold shareholders' meetings except when required by the 1940 Act or other applicable law.
Board Leadership Structure
The Board is comprised of three trustees in total, including one trustee who is an "interested person" of the Fund as that term is defined in the 1940 Act (an "Interested Trustee") and two trustees that are each not an "interested person" of the Fund as that term is defined in the 1940 Act (each, an "Independent Trustee"). The three Independent Trustees comprising the Board are Daniel J. O'Connor, Donald Deans, and Austin Barnes. The one Interested Trustee comprising the Board is Cort Meinelschmidt. The Fund's Chairman, Mr. Meinelschmidt, is an Interested Trustee by virtue of his positions with the Fund and the Advisor. The Fund has not appointed a lead Independent Trustee.
The Board has established two standing committees, the Audit Committee and the Valuation Committee, which are discussed in greater detail under "Board Committees," below. Each of the Independent Trustees are members of the Audit Committee.     Inclusion of all two Independent Trustees as members of the Audit Committee allows such Trustees to participate in the full range of the Board's oversight duties, including oversight of risk management processes.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees select and nominate all candidates for Independent Trustee positions. Each trustee was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills as set forth in the subsection "Trustee Qualifications," below. The Board reviews its leadership structure regularly. The Board believes that its leadership structure is appropriate and effective in light of the size and structure of the Fund and the nature of their business and industry practices.
The Board's role is one of oversight rather than day-to-day management of the Fund.     The Board's committee structure assists with this oversight function.     The Board's oversight extends to the Fund's risk management processes. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer (the "CCO") at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information.
The Board has appointed Cipperman Compliance Services, LLC to designate a member of their staff as the CCO. The CCO reports directly to the Board and participates in the Board's regular meetings. In addition, the CCO presents an annual report to the Board in accordance with the Fund's compliance policies and procedures. The CCO, together with the Fund's other officers, regularly discusses risk issues affecting the Fund during Board meetings. The CCO also provides updates to the Board on the operation of the Fund's compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Fund report to the Board in the event any material risk issues arise in between Board meetings.
5

Officers and Trustees
The name and age of the officers and trustees, as well as their positions with the Fund, and principal occupations during the past five years are shown below. Each trustee serves for an indefinite term, until that person resigns and/or a successor is elected and qualified. Officers are elected by the Board. Each trustee oversees the Fund. The address of each trustee and officer is 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740. Ages of the officers and trustees are provided as of June [●], 2019 .

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Donald Deans Age: 70	Independent Trustee, Chairman	Indefinite Term: Since Inception	Managing Director of Deans Consulting, LLC since 2013	N/A
Daniel J. O'Connor Age: 54	Independent Trustee	Indefinite Term: Since Inception
Vice Chairman of Board of Trustees of BioNJ; Member of Board of Directors of Oncosec Medical since September 2017 and Chief Executive Officer since November 2017; President and Chief Executive Officer of Advaxis, Inc. from January 2013 to July 2017.

N/A
Austin J. Barnes Age: 38	Independent Trustee	Indefinite Term: Since May 24, 2018	President and Owner of Barnes Insurance Solutions since September 2017; Senior Director of Policy Acquisition of GWG Holdings, Inc. from 2013 to August 2017.	N/A
Interested Trustee*
Cort Meinelschmidt Age: 40	President, Treasurer, Portfolio Manager, and Chairman	Indefinite Term: Since Inception	CEO/CIO of Sentinel Capital Solutions, Inc. since its inception.	N/A
*Basis of Interestedness. Mr. Meinelschmidt is an Interested Trustee of the Fund by virtue of his positions with the Advisor.
Other Officers
Katherine M. Honey Age: 45	Secretary	Indefinite Term: Since May 24, 2018	EVP of The Nottingham Company since 2008.	N/A
Stacey Gillespie Age: 45	Chief Compliance Officer	Indefinite Term: Since May 24, 2018
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
N/A

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board's conclusion that each individual identified below is qualified to serve as a trustee of the Fund.
Donald Deans, CPA, age 70 . Mr. Deans founded Deans Consulting, LLC, a tax strategies consulting firm in 2013. Mr. Deans has supported individual and corporate clients as a CPA for more than 40 years and as a registered representative for 18 years. Mr. Deans began his career at Haskins & Sells in 1974 and was a partner at Deloitte Haskins & Sells from 1985-1990. In 1996, Mr. Deans joined the financial services sector. He holds FINRA licenses 6, 7, 63, 65 and 24. Mr. Deans hold a BSIR and MBA from the University of North Carolina in Chapel Hill.
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Mr. Deans' experience relevant to the valuation of Life Policy Assets was performing due diligence reviews on life settlement funds as well as selling a personal policy on the secondary market.
Daniel O'Connor, J.D., age 54 . Mr. O'Connor has served on the Board of Directors of Oncosec Medical Incorporated since September 2017 and has served as Chief Executive Officer of Oncosec since November 2017. Mr. O'Connor served in various senior roles for Advaxis, Inc. from August 2013 until his resignation in July 2017, including most recently as President and Chief Executive Officer. At Advaxis, Mr. O'Connor led the company in raising more than $250 million in funding and facilitated the company's transformation into a patient-focused cancer immunotherapy company. During his tenure at Advaxis, Mr. O'Conner was also instrumental in establishing partnerships with other companies, including Amgen Inc., Merck & Co. and Bristol-Myers Squibb. In addition, under his leadership, Advaxis advanced four new cancer immunotherapy drug candidates into clinical trials, as well as several PD-1 combination clinical studies with Merck's drug Keytruda® and Bristol-Myers Squibb's drug Opdivo®. Previously, Mr. O'Connor was Senior Vice President for ImClone Systems, where he supported the clinical development, launch, and commercialization of ImClone's drug ERBITUX®, and the sale of ImClone to Eli Lilly in 2008. Prior to that, Mr. O'Connor served as General Counsel at PharmaNet (now inVentiv Clinical Health), and was part of the senior leadership team that grew the company from a start-up contract research organization into a leader in clinical research. Mr. O'Connor is a 1995 graduate of the Penn State University's Dickinson School of Law in Carlisle, Pennsylvania and currently serves as an Entrepreneur Trusted Advisor to its Dean. He graduated from the United States Marines Corps Officer Candidate School in 1988 and was commissioned as an officer in the U.S. Marines, attaining the rank of Captain while serving in Saudi Arabia during Operation Desert Shield. Mr. O'Connor is currently the Vice Chairman of BioNJ and was formerly a New Jersey criminal prosecutor.
Austin J. Barnes, age 38.   Mr. Barnes has been the President and Owner of Barnes Insurance Solutions since September 2017.    Barnes Insurance Solutions specializes in helping American senior citizens with exit strategies for their life insurance policies.   The company works with financial advisors and insurance agents across the country to identify stronger and more comprehensive insurance coverages, life settlement opportunities, and wealth transfer concepts.   Mr. Barnes worked as a financial representative for Northwestern Mutual from 2004 to 2013.   As a Field Director, he was responsible for the continued growth of his personal practice as well as building and developing a team of financial representatives.   Mr. Barnes served as Senior Director of Policy Acquisition for GWG Holdings, Inc., a leading life settlement company, from 2013 to August 2017.   Mr. Barnes holds a Bachelor of Science in Finance from St. Cloud State University with a Minor in Marketing.   Mr. Barnes holds the following licenses and professional association memberships: FINRA Series 6 and Series 63, MN Life and Health, the Insurance and Financial Advisors Political Action Committee, the National Association of Insurance and Financial Advisors, and the Life Insurance Settlement Association.
Mr. Barnes' experience relevant to the valuation of Life Policy Assets was serving as Senior Director of Policy Acquisition for GWG Holdings, Inc. from 2013 to August 2017 where he was responsible for leading activities that generated direct sourcing opportunities for the company's portfolio of life insurance.    In addition, Mr. Barnes' company, Barnes Insurance Solutions, values life insurance policies as part of implementing exit strategies for life insurance policies held by senior citizens.
Cort Meinelschmidt, age 40 . Mr. Meinelschmidt, the Chief Executive Officer and Chief Investment Officer of the Advisor, is the Portfolio Manager of the Fund. Mr. Meinelschmidt has been the CEO / CIO of Sentinel Capital Solutions since its inception in 2011. Mr. Meinelschmidt leads the day-to-day research and trading of Sentinel's investment portfolios.  From 2012 through 2017 Sentinel was the investment adviser to the SCS Tactical Allocation Fund, an investment company registered under the 1940 Act. Mr. Meinelschmidt began his financial career as a Financial Advisor in 2004, earning his Accredited Asset Management Specialist designation from the College for Financial Planning in 2006. Before entering the financial services field, Cort served for over six years as a rescue swimmer for the United States Navy.  During his service to the Navy, he was awarded, among others, the Navy and Marine Corps Achievement Medal "for exemplary performance in his demanding duties as an aircrew leading petty officer - and for 15 lives saved." Mr. Meinelschmidt currently serves as a Washington County Maryland , County Commissioner .
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Mr. Meinelschmidt's experience relevant to the valuation of Life Policy Assets was serving as a one-time broker for a life settlement policy asset.
Board Committees
As part of its oversight responsibilities of the Fund and the Advisor, the Board has established certain committees.     As of [●], 2019 , the committees of the Board include the Audit Committee and the Valuation Committee.

 Audit Committee.     The Audit Committee is comprised of Mr. O'Connor, Mr. Deans, and the Mr. Barnes, each of whom is an Independent Trustee.     The primary functions of the Audit Committee are to provide oversight regarding the Fund's accounting and financial reporting policies and practices, including the selection of the independent registered public accounting firm to be retained to perform the annual audit of the Fund, reviewing the results of the audit and the Fund's internal controls, and approving in advance all permissible non-audit services performed by the independent auditors.     The Audit Committee acts as a liaison between the Fund's independent registered public accounting firm and the full Board.     As the Fund is new, the Audit Committee has not yet met with respect to the Fund.
Valuation Committee.   The Valuation Committee is comprised of Mr. Meinelschmidt, as the Portfolio Manager of the Fund, Mr. O'Connor, Mr. Deans, and Mr. Barnes, the Independent Trustees.  Mr. Robert Meschi will act as an independent consultant to the Valuation Committee. Mr. Meschi will not have a day-to-day role with the Fund.    The Board approved valuation and liquidity procedures for the Fund, which set forth the Valuation Committee operating procedures.     The Valuation Committee oversees implementation of the Fund's valuation and liquidity procedures and makes fair valuation determinations on behalf of the Board pursuant to such procedures.     The Valuation Committee will meet quarterly, or more frequently as necessary.
The Board may from time to time establish additional committees as deemed in the best interest of the Fund.
Robert Meschi, age 45. Mr. Meschi will act as an independent consultant to the Valuation Committee. Mr. Meschi is a Senior Vice President at Intertrust USA, a company that provides fund and corporate services to fund managers. Mr. Meschi has been with Intertrust since 2011 and provides fiduciary services to investment funds and has extensive experience with the establishment, review and oversight of investment vehicles. Prior to joining Intertrust, Mr. Meschi was Head of Research at Sciens Capital, a fund of hedge funds, where he performed due diligence on hedge funds as well as on acquisitions of other firms. Before Sciens and through 2007, Mr. Meschi was with Ivy Asset Management for ten years, where he was the Director of Research and was also a Portfolio Manager for discretionary and non-discretionary portfolios, a member of the Investment and Risk Committees and also built and led the firm's dedicated Operational Due Diligence team. Mr. Meschi received an MBA in Finance from Hofstra University and a Bachelor of Science in Finance from Siena College. Mr. Meschi has earned the Chartered Financial Analyst designation.
Mr. Meschi's  experience relevant to the valuation of Life Policy Assets is his extensive experience valuing non-traditional investments.
As payment for Mr. Meschi's services, the Fund will pay Intertrust USA a one-time fee of $1,000 and an annual fee of $10,000.
Trustee Compensation
Interested Trustees and fund officers are not compensated by the Fund.     The Fund pays Independent Trustees $7,500 per year and reimburses reasonable travel and expense costs related to attending meetings. The following table provides the estimated fees expected to be paid to the Independent Trustees by the Fund for the fiscal year ending December 31, 2019 :
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Name of Trustee	Aggregate Compensation From Fund
Daniel J. O'Connor	$7,500
Donald Deans	$7,500
Austin Barnes	$7,500
Trustee Ownership of Fund Shares
The following tables provide the dollar range of equity securities of the Fund beneficially owned by the trustees as of the date of this SAI:
Name of Trustee	Dollar Range of Fund Shares Owned
Daniel J. O'Connor	None
Donald Deans	None
Austin Barnes	None
Cort Meinelschmidt	None
The officers and trustees of the Fund, as a group, did not own any of the Fund's outstanding shares as of the date of this SAI.
None of the Independent Trustees (nor any of their immediate family members) owned beneficially or of record any class of securities of the Advisor or the Underwriters, or any of their affiliates.     None of the Independent Trustees (nor any of their immediate family members) have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Underwriters, or any of their affiliates.
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.     A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.
CODES OF ETHICS
The Fund and the Advisor each have adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Fund and the Advisor (" Access Persons "), as applicable. Each code of ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Each code of ethics permits Access Persons to trade securities for their own accounts, including securities that may be purchased or held by the Fund, and generally requires them to report their personal securities.  Each code of ethics will be included as an exhibit to the Fund's registration statement, which will be on file with the SEC, and available as described on the cover page of this SAI.
PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Policies") adopted by the Advisor.     Proxies are voted according to the Advisor's written guidelines and consistent with the Advisor's fiduciary responsibility with respect to securities owned by clients for which it serves as investment adviser and for which it has the power to vote proxies. In addition to addressing such general areas as elections of directors and auditors, corporate governance, and proposed reorganizations, these guidelines describe how the voting of proxies is to be resolved in the event that a material conflict of interest is identified.  Where a proxy proposal raises a material conflict between the Advisor's interests and the Fund's interests, the Advisor will resolve the conflict by using any of the following methods: (i) adopting a policy of disclosing the conflict to the Board and obtaining its consent before voting; (ii) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter presented involves minimal discretion on the part of the Advisor; or (iii) using the recommendations of an independent third party.
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The Fund will be required to annually file Form N-PX, which lists the Fund's complete proxy voting record for the most recent 12-month period ending June 30.     The Fund's proxy voting record will be available without charge, upon request, by calling the Fund toll-free at [●] and on the SEC's website at www.sec.gov.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
The Fund's investment adviser is Sentinel Capital Solutions, Inc., a Maryland corporation organized in 2011. The Advisor is located at 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740. Subject to the supervision and control of the Board, the Advisor serves as the Fund's investment adviser, pursuant to an investment advisory agreement (the "Advisory Agreement").  The Advisory Agreement was approved by the Board (including a majority of the Independent Trustees, as defined above), at a meeting held in person on January 29, 2018, and approved on that date by the then sole shareholder of the Fund.
Cort Meinelschmidt serves as CEO and CIO of the Advisor and has a controlling interest in the Advisor.   Mr. Meinelschmidt has previously served as a financial adviser and was a decorated rescue swimmer in the United States Navy.
The Advisor is responsible for: (1) developing and implementing the Fund's investment program, (2) managing the Fund's investment portfolio, and (3) providing various management and administrative services to the Fund.     The Advisory Agreement provides that, in consideration for providing certain management services (provided by the Advisor or an affiliate) and administrative services (provided by the Advisor or an affiliate), the Advisor will be entitled to receive the management fee ("Management Fee"), computed at the annual rate of 1.00% of the Fund's average daily net assets.  The Management Fee arrangement between the Fund and the Advisor was also approved in person by the Board (including a majority of the Independent Trustees) and approved on that date by the then sole shareholder of the Fund, on May 24, 2018.
Those certain administrative services provided by the Advisor (or an affiliate) will include: providing office space and other support services and personnel as necessary to operate the Fund; supervising the entities retained to provide administrative and custody services to the Fund; providing shareholders with information concerning their investments; preparing investor communications; assisting in the drafting and updating of disclosure documents relating to the Fund and in the preparation of the Fund's offering materials; maintaining and preserving certain records of the Fund (or supervising the entities retained to provide such record-keeping services); preparing and filing various materials with state and federal regulators and assisting in the preparation and filing of tax returns for the Fund; providing, or arranging for the provision of, legal and regulatory advice in connection with administrative functions; monitoring compliance with regulatory requirements and with the Fund's investment objective, policies and restrictions; reviewing accounting records and financial reports of the Fund; assisting with the preparation of the Fund's financial reports and acting as liaison with the Fund's custodian, administrator, transfer agent and independent auditor; coordinating and organizing meetings of the Board and of shareholders (if any); preparing materials and reports for use in connection with meetings of the Board and its committees; and reviewing and arranging for payment of the Fund's expenses.
The Advisory Agreement provides for indemnification by the Fund of the Advisor and its affiliates and any of its respective officers, directors, employees, members and agents from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) incurred by them in connection with, or resulting from, their actions or inactions in connection with the performance of or under the Advisory Agreement. Indemnification is only available to the extent the loss, claim, damage liability or expense did not result from willful misfeasance, bad faith or gross negligence in the performance by the persons seeking indemnification of their duties, or the reckless disregard of their obligations and duties, under the Advisory Agreement.
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The Advisory Agreement provides that it will continue in effect for two years from the Fund's commencement of operations and that, after the initial period of effectiveness, will continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Board who are not parties to the agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such continuance, and either: (i) the vote of a majority of the outstanding shares of the Fund; or (ii) the vote of a majority of the full Board.  The Advisory Agreement also provides that it may be terminated at any time, without the payment of any penalty, either by: (i) the Fund, by action of the Board or by vote of a majority of the outstanding shares of the Fund, on 60 days' written notice; or (ii) the Advisor on 90 days' written notice to the Fund.  The Advisory Agreement will terminate immediately in the event of its "assignment" (as defined in the 1940 Act). A discussion regarding the Board's approval of the Advisory Agreement and the factors the Board considered will be included in the Fund's next annual or semi-annual report to shareholders.
Administrator, Accounting Agent and Transfer Agent
The Nottingham Company, Inc. will serve as the Fund's administrator and will provide various administration, fund accounting and taxation services to the Fund. The Nottingham Company will also provide transfer agency services to the Fund. The principal business address of The Nottingham Company is 116 S Franklin Street, Rocky Mount, NC 27804.
Custodian
Middletown Valley Bank will serve as the Fund's custodian. The principal business address of Middletown Valley Bank is 24 West Main Street Middletown, MD 21769.
Distributor
Capital Investment Group, Inc. will serve as the Fund's distributor. The principal business address of Capital Investment Group, Inc. is 100 E. Six Forks Road, Raleigh, NC 27609.
Legal Counsel
Lucosky Brookman LLP, 101 Wood Avenue South, 5th Floor, Woodbridge, New Jersey 08830, serves as counsel to the Fund.
Independent Registered Public Accounting Firm
BrookWeiner L.L.C. will serve as the independent registered public accounting firm for the Fund and will audit the Fund's financial statements. The principal business address of BrookWeiner L.L.C. is 125 S. Wacker Drive, Suite 1000, Chicago, IL 60606.
PORTFOLIO MANAGER
Cort Meinelschmidt has served as the Fund’s portfolio manager (the “ Portfolio Manager ”) since its inception. As of the date of this SAI, the Portfolio Manager did not manage any other registered investment companies, other pooled investment vehicles or other accounts.
Compensation
The Portfolio Manager will receive a base salary from the Advisor. In addition, as an owner of the Advisor, the Portfolio Manager is also entitled to compensation payments made based on the Advisor's revenues which will be paid annually or semi-annually by the Advisor.  The amounts of such payments are tied to a subjective determination as to the overall contribution to the Advisor but are not specifically related to the investment performance of the Fund.
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Conflicts of Interest
The Advisor, including the Portfolio Manager specifically, may in the future manage additional registered investment companies, private accounts and unregistered private investment funds which may or may not have similar strategies to that of the Fund.     This may give rise to potential conflicts of interest in connection with the management of the Fund's investments on the one hand and the investments of the other accounts on the other.   A possible conflict could include the Portfolio Manager's knowledge about the size, timing and possible market impact of the Fund's trades, whereby the Portfolio Manager could use this information to the advantage of another account and to the disadvantage of the Fund. In addition, the Portfolio Manager could potentially favor one account over another, including the Fund.
Fund Shares Owned by the Portfolio Manager
As of the date of this SAI, the Portfolio Manager did not own any Fund shares.
PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Advisor determines which investments are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions.
Life Settlement Policies Transactions
Decisions regarding the purchase and sale of Life Settlement Policies for the Fund are made by the Advisor, subject to the supervision of the Board.     Most Life Settlement Policies are offered through a competitive bidding process.     The Advisor will generally bid for Life Settlement Policies that meet certain criteria, taking into account the Fund's investment objectives.     The bid price (total outlay including fees and costs) is computed using the information provided in the Life Settlement Policy contract, the medical underwriting report and the insurance company premium illustration, in order to estimate an acceptable internal rate of return from the Life Settlement Policy for the Fund.     The Advisor will be advised of the bids received from competitors and will be asked to review its bid should the original bid not be successful.     The Advisor will continuously monitor its bidding strategies to ensure Life Settlement Policies are purchased at the lowest possible prices. When the Advisor approves the acquisition of a Life Settlement Policy, it will authorize the preparation of a policy purchase and sales agreement, which will be forwarded to U.S. Bank, the Fund's custodian, once it is finalized.
Guaranteed Interval Payments Transactions
Decisions regarding the purchase and sale of Guaranteed Interval Payments for the Fund are made by the Advisor, subject to the supervision of the Board. Most Guaranteed Interval Payments are offered through a competitive bidding process.  The Advisor will generally bid for Guaranteed Interval Payments that meet certain criteria, taking into account the Fund's investment objectives.  The bid price (total outlay including fees and costs) is computed using the information provided in the Guaranteed Interval Payments contract, in order to estimate an acceptable internal rate of return from the Guaranteed Interval Payment for the Fund.   The Advisor will be advised of the bids received from competitors and will be asked to review its bid should the original bid not be successful. The Advisor will continuously monitor its bidding strategies to ensure Guaranteed Interval Payments are purchased at the lowest possible prices. When the Advisor approves the acquisition of a Guaranteed Interval Payments, it will authorize the preparation of a policy purchase and sales agreement, which will be forwarded to [●], the Fund's custodian, once it is finalized.
Other Portfolio Securities Transactions
Transactions in equity securities for the Fund will occur on domestic stock exchanges.   Transactions on stock exchanges involve the payment of brokerage commissions. Such commissions are negotiated.   In the case of securities in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.  Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker dealer if a better price (including commission) and execution are available.     It is anticipated that most purchase and sale transactions involving debt securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.
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In selecting brokers to effect transactions on behalf of the Fund, the Advisor seeks to obtain the best price and execution, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm, and the scope and quality of brokerage services provided.  Although the Advisor will generally seek reasonably competitive commission rates, the Advisor will not necessarily pay the lowest commission available on each transaction. The Advisor does not have an obligation to deal with any broker or group of brokers in executing transactions in portfolio securities.
Consistent with the principle of seeking best price and execution, the Advisor may place brokerage orders on behalf of the Fund with brokers that provide supplemental research, market and statistical information, including advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Fund and other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.     In no instance, however, will the Fund's securities be purchased from or sold to the Advisor or its respective affiliates, except to the extent permitted by the SEC or by applicable law.     Information and research received from such brokers will be in addition to, and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement. The expenses of the Advisor are not necessarily reduced as a result of the receipt of this supplemental information, which may be useful to the Advisor or its respective affiliates in providing services to clients other than the Fund.     In addition, not all of the supplemental information is used by the Advisor in connection with the Fund.     Conversely, the information provided to the Advisor or its affiliates by brokers or dealers through which other clients of the Advisor or its respective affiliates effect securities transactions may be useful to the Advisor in providing services to the Fund.
The Fund has not commenced operations as of the date of this SAI and thus has not paid any brokerage commissions.
Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.     Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 37%). To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.
TAXATION
The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a Fund shareholder that acquires, holds and/or disposes of Fund shares, and reflects provisions of the Internal Revenue Code of 1986, as amended (the " Code "), existing regulations of the U.S. Department of the Treasury, rulings published by the Internal Revenue Service, and other applicable authority, as of the date of this Prospectus.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice.  No ruling has been or will be sought from the IRS regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects set forth below. This summary of U.S. federal income tax consequences is for general information only. Prospective investors should consult their tax advisors as to the U.S. federal income tax consequences of acquiring, holding and disposing of Shares, as well as the effects of state, local and non-U.S. tax laws.
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The Fund intends to elect to be treated and to qualify each year as a regulated investment company (" RIC ") under subchapter M of the Code. Accordingly, the Fund must, among other things, meet certain income, asset diversification and distribution requirements:
(i)        The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in " qualified publicly traded partnerships " (as defined in the Code). Generally, a qualified publicly traded partnership includes a partnership the interests of which are traded on an established securities market or readily tradable on a secondary market (or the substantial equivalent thereof) and that derives less than 90% of its gross income from the items described in (a) above.
(ii)      The Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, including receivables, U.S. Government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. Government securities and the securities of other RICs) of (I) any one issuer ,( II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more " qualified publicly traded partnerships " (as defined in the Code).
The Fund believes that its Life Insurance Policy Assets qualify as securities for purposes of the income test and the holdings test.
As long as the Fund qualifies as a RIC, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders, provided that it distributes each taxable year at least 90% of the sum of (i) the Fund's investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and other taxable income, other than any net capital gain (defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.
The Fund will either distribute or retain for reinvestment all or part of its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If any such gain is retained, the Fund will be subject to a corporate income tax on such retained amount. In that event, the Fund expects to report the retained amount as undistributed capital gain in a notice to its shareholders, each of whom, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its Shares by the amount of undistributed capital gain included in such shareholder's gross income net of the tax deemed paid by such shareholder under clause (ii).
The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. For purposes of the excise tax, the Fund will be deemed to have distributed any income on which it paid federal income tax in the taxable year ending within the calendar year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.
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If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of non-corporate U.S shareholders and (ii) for the dividends-received deduction in the case of U.S. shareholders taxed as corporations, in each case provided that certain holding period and other requirements are met. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.
FINANCIAL STATEMENTS
There are no financial statements since the Fund has not commenced operations as of the date of this SAI.
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SCS INSURANCE OPPORTUNITIES FUND

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1)	Financial Statements

Reference is made to the financial statements of the Registrant (included in Part B of the Registrant's Registration Statement) to be filed by amendment.

(2)	Exhibits

See "Exhibit Index."

Item 26.	Marketing Arrangements

Reference is made to the Form of Distribution Agreement (Exhibit h) to be filed by amendment.

Item 27.	Other Expenses of Issuance and Distribution

The approximate expenses in connection with the Offering are as follows:

Registration Fee	$12, 450
NYSE listing fee	[●]
Printing	[●]
Accounting Fees and Expenses	[●]
Legal Fees and Expenses	[●]
FINRA Fees	[●]
Miscellaneous Expenses	[●]
Total	[●]

Item 28.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 29.	Number of Holders of Securities

Set forth below is the number of record holders as of [●], 2019 of each class of securities of the Registrant:

Title of Class	Number of Record Holders

Common Shares of Beneficial Interest	[●]

Item 30.	Indemnification

Reference is made to Section 2 of Article VII of the Registrant's Agreement and Declaration of Trust (the "Declaration of Trust"), filed herewith as Exhibit a.2, and Article XIV of the Registrant's By-Laws, filed herewith as Exhibit b.  Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking:  "Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

The Registrant hereby undertakes that it will apply the indemnification provisions of the Declaration of Trust and By-Laws in a manner consistent with Investment Company Act Release No. 11330, "Indemnification by Investment Companies," so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), remains in effect.

The Registrant will maintain insurance on behalf of any person who in an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Item 31.	Business and Other Connections of Investment Advisor

Information as to the directors and officers of the Registrant's investment adviser, Sentinel Capital Solutions, Inc. (the "Advisor") together with information as to any other business, profession, vocation, or employment of a substantial nature in which the Advisor, and each director, executive officer, managing member or partner of the Advisor, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-72565), and it incorporated herein by reference.

Item 32.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained in the following locations:

Records Relating to:	Are Located at:

Registrant's Investment Adviser	Sentinel Capital Solutions, Inc. 38 S. Potomac Street, Suite 203 Hagerstown, Maryland 21740

Registrant's Custodian	Middletown Valley Bank 24 West Main Street Middletown, Maryland 21769

Registrant's Fund Administrator, Fund Accountant and Transfer Agent	The Nottingham Company 116 S Franklin Street Rocky Mount, North Carolina 27802

Item 33.	Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 34.	Undertakings

2.
The Registrant undertakes to file a post-effective amendment with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in accordance with Section 14(a)(3) of the 1940 Act.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

a.
for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b.
for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of   Hagerstown and State of Maryland on the 28th day of June, 2019.
SCS INSURANCE OPPORTUNITIES FUND (Registrant)

By:	/s/ Cort Meinelschmidt
Cort Meinelschmidt
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on June 28, 2019, by the following person in the capacities indicated.

Signature	Title

/s/ Cort Meinelschmidt
Cort Meinelschmidt	President, Treasurer, Interested Trustee and Chairman

/s/ Daniel J. O'Connor
Daniel J. Connor	Trustee

/s/ Donald Deans
Donald Deans	Trustee

/s/ Austin Barnes
Austin Barnes	Trustee

/s/Katherine M. Honey
Katherine M. Honey	Secretary and Attorney-in-Fact

EXIBIT INDEX
Exhibit No.	Exhibit	Incorporated by Reference to	Filed Herewith
(a.1)	Certificate of Trust	Form N-2 (811-23331) Exhibit a.1 filed March 2, 2018
(a.2)	Agreement and Declaration of Trust	Form N-2 (811-23331) Exhibit a.2 filed March 2, 2018
(b)	By-Laws	Form N-2 (811-23331) Exhibit b filed March 2, 2018
(c)	Voting Trust Agreement – Not Applicable
(d)	Instruments Defining the Rights of Security Holders – Incorporated by reference to the Agreement and Declaration of Trust (Exhibit a.2) and By-Laws (Exhibit b)
(e)	Dividend Reinvestment Plan – Not Applicable
(f)	Instruments Defining the Rights of Long-Term Debt Holders – Not Applicable
(g)	Investment Advisory Agreement Between Registrant and Sentinel Capital Solutions, Inc.*
(h.1)	Form of Underwriting Agreement*
(h.2 )	Form of Distribution Agreement*
(i)	Bonus or Profit Sharing Contracts – Not Applicable
(j)	Form of Custody Agreement*
(k.1)	Form of Fund Administration Servicing Agreement*
(k.2)	Form of Fund Accounting Servicing Agreement*
(k.3)	Form of Transfer Agent Servicing Agreement*
(k.4)	Form of Compliance Services Agreement*
(l)	Opinion and Consent of Counsel*
(m)	Non-Resident Consent to Service of Process – Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm*
(o)	Omitted Financial Statements – Not Applicable
(p)	Initial Subscription Agreement*
(q)	Model Plan – Not Applicable
(r.1)	Code of Ethics of Registrant*
(r.2)	Code of Ethics of Advisor*

____________________
* To be filed by amendment